Registration No. 33-58343
                                                             File No. 811-07265

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

         PRE-EFFECTIVE AMENDMENT NO.                                        / /


         POST-EFFECTIVE AMENDMENT NO.  2                                    /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940                                                            /X/


         Amendment No. 4                                                    /X/



                           Oppenheimer Enterprise Fund
-------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                  212-323-0200
-------------------------------------------------------------------
                         (Registrant's Telephone Number)

                             ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:


   / / Immediately  upon filing  pursuant to paragraph (b)
   /X/ On [December 18], 1996,  pursuant  to  paragraph  (b)
   / / 60 days after filing, pursuant to paragraph (a)(1) / / On _______, pursuant to paragraph (a)(1)
   / / 75 days after filing, pursuant to paragraph (a)(2) / / On _______, pursuant to paragraph (a)(2)

       of Rule 485.
-------------------------------------------------------------------

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ending August 31, 1996 [was] filed on October 30, 1996.

                                    FORM N-1A

                           Oppenheimer Enterprise Fund

                              Cross Reference Sheet

Part A of
Form N-1A
Item No.               Prospectus Heading

      1                Front Cover Page
      2                Expenses; A Brief Overview of the Fund
      3                *
      4                Front Cover Page; Investment Objective and Policies;
                       How the Fund is Managed - Organization and History
      5                Expenses; How the Fund is Managed; Back Cover
      5A               *
      6                Investment Objective and Policies - Portfolio
                       Turnover, Dividends, Capital Gains and Taxes; How the
                       Fund is Managed -- Organization and History; The
                       Transfer Agent
      7                How to Buy Shares; How to Exchange Shares; Special
                       Investor Services; Service Plan for Class A shares;
                       Distribution and Service Plan for Class B Shares;
                       Distribution and Service Plan for Class C Shares; How
                       to Sell Shares; Shareholder Account Rules and Policies
      8                How to Sell Shares; How to Exchange Shares; Special
                       Investor Services
      9                *

Part B of
Form N-1A              Heading in Statement of Additional Information or
Item No.               Prospectus

      10               Cover Page
      11               Cover Page
      12               *
      13               Investment Objective and Policies; Other Investment
                       Techniques and Strategies; Additional Investment
                       Restrictions
      14               How the Fund is Managed -- Trustees and Officers of
                       the Fund
      15               How the Fund is Managed -- Major Shareholders
      16               How the Fund is Managed; Additional Information about
                       the Fund; Distribution and Service Plans; Back Cover
      17               Brokerage Policies of the Fund
      18               Additional Information about the Fund
      19               About Your Account -- How to Buy Shares, How to Sell
                       Shares, How to Exchange Shares
      20               Dividends, Capital Gains and Taxes
      21               How the Fund is Managed; Additional Information about
                       the Fund - The Distributor; Distribution and Service
                       Plans
      22               Performance of the Fund
      23               Financial Statements

------------------
*Not applicable or negative answer.

Oppenheimer
Enterprise Fund


Prospectus dated  December 18, 1996


Oppenheimer Enterprise Fund is a mutual fund with the investment objective of capital appreciation. Current income is not an objective. The Fund seeks its investment objective by investing primarily in equity securities of small U.S. and foreign companies that are believed to have favorable growth prospects. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of growth companies with a market capitalization of up to $500 million, although the Fund intends to emphasize investments within this 65% range in equity securities of companies with a market capitalization of up to $200 million. In an uncertain investment environment, temporary defensive investment methods may be stressed. The Fund may also use certain hedging instruments to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds, or to attempt to seek increased total return. The Fund may borrow money from banks to buy securities, which is a speculative investment method known as "leverage".


          Some of the Fund's investment
techniques may be considered speculative. These techniques may increase the risks of investing in the Fund and also increase the Fund's operating costs. Please refer to "Investment Objective and Policies" for more information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.

         Effective April 1, 1996, the Fund's Distributor will not accept orders to purchase shares of the Fund, except as otherwise described in this Prospectus. See "How to Buy Shares" on page __ for details.

         This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the December 18, 1996 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525- 7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                                         logo OppenheimerFunds

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

         ABOUT THE FUND


3        Expenses
5        A Brief Overview of the Fund
7        Financial Highlights
9        Investment Objective and Policies
10       Investment Risks
12       Investment Techniques and Strategies
16       How the Fund is Managed
18       Performance of the Fund


         ABOUT YOUR ACCOUNT


22       How to Buy Shares

         Class A Shares
         Class B Shares
         Class C Shares


36       Special Investor Services

         AccountLink
         Automatic Withdrawal and Exchange Plans
         Reinvestment Privilege
         Retirement Plans


38       How to Sell Shares

         By Mail
         By Telephone


40       How to Exchange Shares
41       Shareholder Account Rules and Policies
43       Dividends, Capital Gains and Taxes
A1       Appendix A:  Special Sales Charge Arrangements

ABOUT THE FUND

Expenses


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 1996.

         |X| Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account," from pages 22 through 45, for an explanation of how and when these charges apply.

                                                 Class A          Class B               Class C
                                                 Shares           Shares                Shares
Maximum Sales Charge on                          5.75%            None                  None
Purchases(as a % of
offering price)



Maximum Deferred Sales Charge                    None(1)          5% in the             1% if shares
(as a % of the lower of the


                                                                  first year,           are redeemed

of the original offering price                                    declining to          within 12
or redemption proceeds)                                           1% in the             months of

                                                                  sixth year            purchase(2)
                                                                  and
                                                                  eliminated
                                                                  thereafter(2)


Maximum Sales Charge on                          None             None                  None
Reinvested Dividends

Redemption Fee                                   None(3)          None(3)               None(3)


Exchange Fee                                     None             None                  None

(1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement
Plans," as defined in Class A Contingent Deferred Charge" on page 27) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.
(2) See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares Buying Class C Shares" below, for more information on contingent deferred sales charges. (3) There is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemptions paid by ACH transfer through AccountLink. See "How to Sell Shares."


         |X| Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's

 Financial Statements in the
Statement of Additional Information.

Annual Fund Operating Expenses (as a  Percentage of Average Net Assets)


                                    Class A           Class B          Class C
                                    Shares            Shares           Shares

Management Fees                     0.75%             0.75%            0.75%

12b-1  Plan Fees

                                    0.22%             1.00%            1.00%

Other Expenses

                                    0.69%             0.69%            0.68%

Total Fund Operating Expenses

                                    1.66%             2.44%            2.43%

          The
Fund commenced operations November 7, 1995.  The numbers for Class

A, Class B and Class C shares in the chart above are based on the Fund's expenses in its fiscal year ended August 31, 1996. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that period, and have been annualized. The actual expenses for each class of shares in the Fund's future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual value of the Fund's assets represented by each class of shares.

         The "12b-1 Plan Fees" for Class A shares are the service fees. For Class B and Class C shares, the "12b-1 Plan Fees" are the service fees and asset-based sales charges. The service fee for each class is 0.25% of average annual net assets of the class and the asset-based sales charge for Class B and Class C shares is 0.75%. These plans are described in greater detail in "How to Buy Shares."



         |X| Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1 and 3 years:


                     1 year       3 years           5 years          10 years*


Class A Shares       $73

                                  $107              $143             $243

Class B Shares

                     $75              $106          $150             $239

Class C Shares

                     $35              $76           $130             $277


If you did not redeem your investment, it would incur the following expenses:

                     1 year        3 years           5 years          10 years*


Class A Shares       $73

                                   $107              $143              $243

Class B Shares       $25           $76               $130              $239

Class C Shares       $25           $76               $130              $277

*In the first example, expenses include the Class A initial sales charge and applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term Class B and Class C shareholders could pay the economic equivalent of an amount greater than the maximum front-end sales charge permitted under applicable regulatory requirements. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares" for more information.


         These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.


A Brief Overview of the Fund

         Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

         |X| What is the Fund's Investment Objective? The Fund's investment objective is capital appreciation; current income is not an objective.

         |X| What Does the Fund Invest In? The Fund seeks its investment objective by investing primarily in equity securities (such as common and preferred stock, convertible securities and other securities having equity features) of small U.S. and foreign companies that are believed to have favorable growth prospects. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of growth companies with a market capitalization of up to $500 million at the time of purchase, although the Fund intends to emphasize investments within this 65% range in equity securities of companies with a market capitalization of up to $200 million. These investments are more fully explained in "Investment Objective and Policies," starting on page 9.

         |X| Who Manages the Fund? The Fund's investment adviser (the "Manager") is OppenheimerFunds, Inc. The Manager (including a subsidiary) manages investment company portfolios having over $60 billion in assets as of November 30, 1996. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund's portfolio manager, Jay W. Tracey, III, is employed by the Manager and is primarily responsible for the selection of the Fund's securities. The Fund's Board of Trustees, elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How the Fund is Managed," starting on page 16 for more information about the Manager and its fees.

         |X| How Risky Is the Fund? All investments carry risks to some degree. The Fund is designed for investors who are willing to accept greater risks of loss in the hopes of greater gains, and is not intended for those who desire assured income and preservation of capital. The Fund emphasizes investments in small growth companies. These investments, due to potentially limited liquidity and price volatility, may involve greater risks than more traditional equity investments. The Fund's investments in stocks are subject to changes in their value from a number of factors, such as general stock market movements or changes in value of particular stocks because of an event affecting the issuer. These changes affect the value of the Fund's investments and its price per share. The Fund's investments in foreign securities are subject to additional risks not associated with domestic investments, such as the risk of adverse currency fluctuation and risks associated with investment in underdeveloped countries and markets. Hedging instruments and derivative investments involve certain risks, as discussed under "Hedging" and "Derivative Investments," below. The Fund may borrow money from banks to buy securities, a practice known as leverage that is subject to certain risks discussed below under "Borrowing for Leverage."

         The Fund may be viewed as an aggressive growth fund, and is generally expected to be more volatile than the other stock funds, the income and growth funds, and the more conservative income funds in the Oppenheimer funds spectrum. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" starting on page 9 for a more complete discussion.

         |X| How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Fund's Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How To Buy Shares" on page 22 for more details.

         |X| Will I Pay a Sales Charge to Buy Shares? The Fund offers three classes of shares. All classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of buying them. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How To Buy Shares" starting on page 22 for more details, including a discussion about which class may be appropriate for you.

         |X| How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How To Sell Shares" on page 38. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page 40.

Financial Highlights


         The table on the following page presents selected financial information about the Fund, including per share data, expense ratios and other data for the period from November 7, 1995 (commencement of operations) through August 31, 1996. This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended August 31, 1996 appears in the Statement of Additional Information.


                    Financial Highlights

                                                                       Class A          Class B          Class C
                                                                       -------          -------          -------
                                                                       Period           Period           Period
                                                                       Ended            Ended            Ended
                                                                       Aug. 31,         Aug. 31,         Aug. 31,
                                                                       1996(1)          1996(1)          1996(1)
================================================================================================================
                    Per Share Operating Data:
                    Net asset value, beginning of period               $10.00           $10.00           $10.00
                    --------------------------------------------------------------------------------------------

                    Income (loss) from investment operations:
                    Net investment loss                                  (.05)            (.14)            (.14)
                    Net realized and unrealized gain                     5.53             5.53             5.53
                                                                       ------           ------           ------
                    Total income from investment operations              5.48             5.39             5.39
                    --------------------------------------------------------------------------------------------
                    Net asset value, end of period                     $15.48           $15.39           $15.39
                                                                       ======           ======           ======

                    ============================================================================================
                    Total Return, at Net Asset Value(2)                 54.80%           53.90%           53.90%

                    ============================================================================================
                    Ratios/Supplemental Data:
                    Net assets, end of period (in thousands)          $44,421          $20,606           $4,846
                    --------------------------------------------------------------------------------------------
                    Average net assets (in thousands)                 $30,655          $14,123           $3,472
                    --------------------------------------------------------------------------------------------
                    Ratios to average net assets:(3)
                    Net investment loss                                 (0.59)%          (1.37)%          (1.35)%
                    Expenses(4)                                          1.66%            2.44%            2.43%
                    --------------------------------------------------------------------------------------------
                    Portfolio turnover rate(5)                          155.6%           155.6%           155.6%
                    Average brokerage commission rate(6)              $0.0579          $0.0579          $0.0579


                    1. For the period from November 7, 1995 (commencement of operations) to August 31, 1996.

                    2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

                    3. Annualized.

                    4. The expense ratio reflects the effect of gross expenses paid indirectly by the Fund.

                    5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1996 were $119,556,759 and $65,626,188, respectively.

                    6. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

                    See  accompanying Notes to Financial Statements.

Investment Objective and Policies

Objective. The Fund invests its assets to seek capital appreciation for its shareholders; current income is not an objective.

Investment Policies and Strategies. The Fund seeks its investment objective by investing primarily in equity securities, such as common and preferred stock and other securities having equity features such as convertible securities, warrants and rights (subject to certain restrictions), of small U.S. and foreign companies, described below, that are believed to have favorable growth prospects.

         Under normal market conditions, as a matter of non-fundamental policy, the Fund will invest at least 65% of its total assets in equity securities of growth companies with a market capitalization of up to $500 million at the time of purchase ("small-cap" companies), although it is the Fund's intention to emphasize investments within this 65% range in equity securities of small-cap growth companies with a market capitalization of up to $200 million. Market capitalization is generally defined as the value of a company as determined by the total current market value of its issued and outstanding common stock. The balance of the Fund's total assets may be invested in other securities, such as equity securities of companies with a market capitalization of $500 million or more and other securities described below.

         In investing the Fund's assets, the Manager evaluates the merits of securities primarily through the exercise of its own investment analysis, including its evaluation of general and industry economic and market trends, the history of the issuer's operations, prospects for the industry of which the issuer is part, the issuer's financial condition and the issuer's pending product development and developments by competitors, as well as fundamental securities valuation factors and securities price trends. The Fund may try to hedge against losses in the value of its portfolio securities by using hedging strategies described below. The Fund's portfolio manager may employ special investment techniques in selecting securities for the Fund, which are also described below. Additional information may be found about them under the same headings in the Statement of Additional Information.

         Small-cap growth companies may offer greater opportunities for capital appreciation than large, more established companies. However, investors should be aware that the very nature of investing in small companies involves greater risk than is customarily associated with investing in established companies. The Fund is designed for investors who are willing to accept greater risks of loss in the hopes of greater gains, and is not intended for those who desire assured income and conservation of capital. Certain risks of investing in small-cap growth companies are described below.

         |X| Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

         Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.


         |X| What are "Small-Cap" Growth Companies? In selecting investments for the Fund, the Manager will emphasize small companies (with a market capitalization as described above) that it believes will have the potential to achieve long-term earnings growth rates substantially in excess of the growth of earnings of other companies. Typically, these are companies whose goods or services have relatively favorable long-term prospects for increasing demand, or companies that develop new products, services or markets and normally retain a relatively large part of their earnings for research, development and investment in capital assets. Also included are companies in the natural resources fields or those developing commercial applications for new scientific knowledge having a potential for technological innovations, such as computer software, telecommunications equipment and services, biotechnology, and new consumer products. The Fund may also invest from time to time in cyclical industries, such as insurance and forest products, when the Manager believes that they present opportunities for capital growth. Growth type issuers in which the Fund may invest include emerging growth companies, which are companies that often provide new products or services that enable them to capture a dominant or important market position, or have a special area of expertise, or take advantage of changes in demographic factors in a more profitable way than other companies. The rate of growth of such companies at times may be dramatic.



Investment Risks

All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

         Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

         |X| "Small-Cap" Growth Companies.

Investment in small-cap growth companies may involve greater risks than is customarily associated with investment in more established companies. Small-cap growth companies may have limited product lines, markets or financial resources and less depth in management as compared to more established companies. The securities of small-cap growth companies could have limited liquidity (which means that the Fund might have difficulty selling the securities at an acceptable price when it wants to) and the prices of these securities may be subject to greater price volatility. Realizing the full potential of small-cap growth companies frequently takes time. As a result, the Fund should be considered a long-term investment vehicle.


         o Stock Investment Risks. Because the Fund may invest a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time, and other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, and changes in government regulations affecting an industry). Not all of these factors can be predicted. The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.

         o Foreign Securities Have Special
Risks. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations,

expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information .

         ** 1 o Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because the market for the future or option was illiquid.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. If writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. These risks are described in greater detail in the Statement of Additional Information.


Investment Techniques and Strategies

** 2  The Fund may
also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more detailed information about these practices, including limitations on their use that may help reduce some of the risks.

         |X| Investing in Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any of their predecessors. The securities of such companies may have limited liquidity and the prices of such securities may be volatile. The Fund currently intends to invest no more than 10% of its total assets in securities of small, unseasoned issuers.

         |X| Temporary Defensive Investments. When stock market prices are falling or in other unusual economic or business circumstances, the Fund may invest all or a portion of its assets in defensive securities. Securities selected for defensive purposes may include investment grade debt securities (securities rated at least "Baa" by Moody's Investors Service, Inc. ("Moody's"), a nationally recognized statistical rating organization, or at least "BBB" by Standard & Poor's Corporation ("Standard & Poor's"), also a nationally recognized statistical rating organization, or, if unrated, judged by the Manager to be of comparable quality to securities rated within such grades), and preferred stocks, cash or cash equivalents, such as U.S. Treasury Bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities, or commercial paper rated "A-1" or better by Standard & Poor's or "P-1" or better by Moody's.

         |X| Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." Although the Fund may buy and sell securities regardless of the length of time they have been held, the Fund generally will
not  engage  in  short-term  trading        to try  to  achieve  its  investment
objective. Portfolio turnover affects brokerage costs as well as a fund's ability to qualify as a "regulated investment company" under the Internal
Revenue Code for tax deductions for any dividends and capital gains distributions the Fund pays to shareholders.

{* 2 moved from here; text not shown}


         |X| Borrowing for Leverage. The Fund may borrow money in an amount up to one-third of its total assets from banks to buy securities. The Fund will borrow only if it can do so without putting up assets as security for a loan. This is a speculative investment method known as "leverage." Leveraging may subject the Fund to greater risks and costs than funds that do not borrow. These risks may include the possibility that the Fund's net asset value per share will fluctuate more than the net asset value of funds that don't borrow, since the Fund pays interest on borrowings and interest expense affects the Fund's share price. Under the Investment Company Act, the Fund can borrow only if it maintains at least a 300% ratio of assets to borrowings at all times. Borrowing for leverage is subject to regulatory limits described in more detail in "Borrowing for Leverage" in the

Statement of Additional Information.

         |X| Warrants and Rights. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. The Fund may invest up to 5% of its net assets in warrants. That 5% excludes warrants the Fund has acquired in units or that are attached to other securities. No more than 2% of the Fund's assets may be invested in warrants that are not listed on the New York or American Stock Exchanges.

         |X| Special Situations. The Fund may invest in securities of companies that are in "special situations" that the Manager believes may present opportunities for capital growth. A "special situation" may be an event such as a proposed merger, reorganization, or other unusual development that is expected to occur and which may result in an increase in the value of a company's securities, regardless of general business conditions or the movement of the market as a whole. There is a risk that the price of the security may decline if the anticipated development fails to occur.

         |X| Derivative Investments. In general, a "derivative investment" is a specially designed investment. Its performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," below) may be considered "derivative investments." The Fund may not purchase or sell physical commodities; however, the Fund may purchase and sell foreign currency in hedging transactions. This shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.



         There are special risks in investing in derivative investments. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based might not perform the way the Manager expected it to perform. The performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may trade in the over-the-counter market and may be illiquid. Please see "Illiquid and Restricted Securities", below.

         |X| Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures and stock indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them, described below. The hedging instruments the Fund may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.

         The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market.


         Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options may be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes or defensive reasons.


         o Futures.  The Fund may buy and sell futures  contracts that relate to
(1) stock indices (referred to as Stock Index Futures), (2) other securities indices (together with Stock Index Futures, referred to as Financial Futures),
(3) interest rates (these are referred to as Interest Rate Futures) or (4) foreign currencies (these are referred to as Forward Contracts). These types of Futures are described in "Hedging With Options and Futures Contracts" in the Statement of Additional Information.

         o Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). A call or put option may not be purchased if the value of all the Fund's put and call options would exceed 5% of the Fund's total assets.

         The Fund may buy calls on securities, securities indices, foreign currencies, Interest Rate Futures or Financial Futures. The Fund may buy calls to terminate its obligation on a call the Fund previously wrote. The Fund may write (that is, sell) call options. When the Fund writes a call, it receives cash (called a premium). Each call the Fund writes must be "covered" while the call is outstanding. That means the Fund owns the investment on which the call was written . The Fund may write calls on Futures contracts it owns, but these calls must be covered by securities or other liquid assets the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised. After writing any call, not more than 25% of the Fund's total assets may be subject to calls.

          The Fund may buy and sell put options. The Fund can buy those puts that relate to securities the Fund owns, securities indices, foreign currencies, or Interest Rate Futures or Financial Futures (whether or not the Fund holds the particular Future in its portfolio). Writing puts requires the segregation of liquid assets to cover the put. The Fund will not write a put if it will require more than 25% of the Fund's total assets to be segregated to cover the put obligation.

         The Fund may buy or sell foreign currency puts and calls only if they are traded on a securities or commodities exchange or over-the-counter market, or are quoted by recognized dealers in those options.

         o Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and foreign currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than a currency in which a security it holds is denominated.

         |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or that cannot be sold publicly until it is registered under the Securities Act of 1933.

The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity.



{* 1 moved from here; text not shown}




         |X| Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees. The Fund must receive collateral for such a loan.
 After any loan, the
value of the securities loaned cannot exceed 25% of the Fund's total assets and are subject to other conditions described in the Statement of Additional Information. The Fund presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of its total assets in the coming year.

         |X| Repurchase Agreements. The Fund may enter into repurchase agreements to generate income for liquidity purposes to meet anticipated redemptions, or pending the investment of proceeds from sales of Fund shares or settlement of purchases of portfolio investments. Repurchase agreements must be fully collateralized. However, if the vendor of the securities fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral, and losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less. The Fund will not enter into a repurchase transaction that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity of more than seven days.

         |X| Short Sales "Against-the-Box". The Fund may not sell securities short except in collateralized transactions referred to as short sales "against-the-box," where the Fund owns an equivalent amount of the security sold short. No more than 15% of the Fund's net assets will be held as collateral for such short sales at any one time.




Other Investment Restrictions

         The Fund has certain investment restrictions that are fundamental policies. Under these restrictions, the Fund cannot do any of the following:


         o The Fund cannot invest in securities of a single issuer (except the U.S. Government or its agencies or instrumentalities) if immediately thereafter
(a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would then own more than 10% of that issuer's voting securities.

         o The Fund cannot make short sales of securities except "short sales against-the-box."

         o The Fund cannot invest 25% or more of its total assets in securities of companies in any one industry (for purposes of this restriction, obligations of the U.S. government, its agencies or instrumentalities are not considered to be part of any single industry).

         Unless the prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.


How the Fund is Managed

Organization and History. The Fund was organized in March 1995 as a Massachusetts business trust. The Fund is an open-end, diversified management investment company, with an unlimited number of authorized shares of beneficial interest.

     The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and provides more information about them and the officers of the Fund. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All three classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses, which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Shares of each class may have separate voting rights on matters in which interests of one class are different from interests of another class, and only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager, and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959.
The Manager (including a subsidiary) currently manages investment companies, including other Oppenheimer funds, with assets of more than $60 billion as of November 30, 1996, and with more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

         |X| Portfolio Manager. The portfolio manager of the Fund is Jay W. Tracey, III, a Vice President of the Manager. He is the person principally responsible for the day-to-day management of the Fund's portfolio. Mr. Tracey has also served as an officer and portfolio manager for other Oppenheimer funds since October 1991 except during the period from February 1994 to September 1994, during which time Mr. Tracey was a managing director of Buckingham Capital Management. Prior to initially joining the Manager in October 1991, he was a Senior Vice President of Founders Asset Management, Inc. (a mutual fund adviser), prior to which he was a securities analyst and portfolio manager for Berger Associates, Inc. (investment adviser).


         |X| Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager a monthly fee at the following annual rates, which may be higher than the rates paid by some other mutual funds, and which decline on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for its fiscal year ended August 31, 1996 was 0.75% of average annual net assets for its Class A, Class B and Class C shares.

         The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

         There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

         |X| The Distributor. The Fund's shares are sold through dealers and brokers that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.


         |X| The Transfer Agent. The Fund's Transfer Agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.



Performance of the Fund


Explanation of Performance Terminology. The Fund uses the terms "total return" and "average annual total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash or shares are sold or purchased). The Fund's performance data may be useful to help you see how well your investment has done and to compare it to market indices, as we have done below.

         It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. More detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary , depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.


         |X| Total Returns. There are different types of "total returns" used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

         When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted "at net asset value," without considering the effect of the sales charge, and those returns would be less if sales charges were deducted.

How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its fiscal year ended August 31, 1996, followed by a graphical comparison of the Fund's performance to appropriate broad-based market indices.

         o Management's Discussion of Performance. During the past fiscal year, the Fund's positive performance was affected by low U.S. inflation, falling interest rates and moderate economic growth on the stock markets. The Manager sought to identify innovative companies, with a focus on the companies' management. The Fund's new investments included stock of companies in healthcare technology and services, computer software, and specialty financial services. The Fund's portfolio and its portfolio manager's strategies are subject to change.

         o Comparing the Fund's Performance to the Market. The graphs below show the performance of a hypothetical $10,000 investment in each class of shares of the Fund from November 7, 1995 (inception of the Fund) held until its fiscal year-end August 31, 1996. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares. The graphs reflect the deduction of the 5.75% maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge on Class B and Class C shares.

         The Fund's performance is compared to the performance of the Standard & Poor's ("S&P") 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad based index of equity securities widely regarded as the general measure of the performance of the U.S. equity securities market. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on the New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance of "mid-capitalization" stocks.

         Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs below shows the effect of taxes. Moreover, index performance data does not reflect any assessment of the risk of the investments included in the index. The Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices shown.

                   A Comparison of Change in Value of $10,000
            Hypothetical Investments in: Class A, Class B and Class C
              Shares of Oppenheimer Enterprise Fund, S&P 500 Index
                             and Russell 2000 Index


                                      GRAPH


Cumulative Total Return of Class A Shares of the Fund at 8/31/96

                                    Life(1)
         ------------------------------------

                                    45.90%

                                      GRAPH

Cumulative Total Return of Class B Shares of the Fund at 8/31/96

                                    Life(2)
         ------------------------------------

                                    48.90%


                                      GRAPH

Cumulative Total Return of Class C Shares of the Fund at 8/31/96

                                    Life(3)
         ------------------------------------

                                    52.90%

-----------------------
The cumulative total returns and the ending account values in the graphs reflect reinvestment of all dividends and capital gains distributions. 1. The inception date of the Fund (Class A shares) was 11/7/95. Cumulative total return is shown net of the applicable 5.75% maximum initial sales charge. 2. Class B shares of the Fund were first publicly offered on 11/7/95. The cumulative total return and ending account value in the graph are shown net of the applicable 5% contingent deferred sales charge for the period. 3. Class C shares of the Fund were first publicly offered on 11/7/95. The cumulative total return and ending account value in the graph are shown net of the applicable 1% contingent deferred sales charge for the period.

Past performance is not predictive of future performance. Graphs may not be drawn to the same scale.



ABOUT YOUR ACCOUNT

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

         Effective April 1, 1996, the Fund's Distributor, OppenheimerFunds Distributor, Inc., will not accept any orders to purchase shares of the Fund, whether such orders are submitted by brokers, dealers or other financial institutions, or directly by investors, or by exchange requests from a shareholder owning shares of another Oppenheimer fund (or by a broker of record acting on behalf of a shareholder), except as set forth below. Additional shares may be purchased by reinvestment of dividends and/or capital gains distributions paid by the Fund to persons who were shareholders of the Fund as of March 31, 1996, and who elected to reinvest dividends and/or capital gains distributions prior to April 1, 1996. Persons who owned shares of the Fund prior to April 1, 1996, may purchase additional shares of the Fund in amounts not exceeding $5,000 per account per month for those accounts that existed prior to April 1, 1996 (for accounts held in nominee or "street" name, that limit applies to the accounts of the underlying clients or customers, including participants in employee benefit or retirement plans held in the name of a trustee or plan administrator).

         |X| Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 27). If you purchase Class A shares as part of an investment of at least $1 million (at least $500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge.

         |X| Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "Buying Class B Shares," below.

         |X| Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "Buying Class C

Shares," below.

         |X| Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

         In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, considering the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class you invest in.


         The factors discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.


         |X| How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.


         o Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

         And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares, or $1 million or more of Class C shares, from a single investor.


         o Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

         Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore you should analyze your options carefully.

         |X| Are There Differences in Account Features That Matter to You? Because some account features may not be available to Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) might not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A, such as the Class B and Class C asset-based sales charges described below and in the Statement of Additional Information.

         |X| How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class rather than another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charges and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans:


         o With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

         o Under pension, profit-sharing and 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

         o There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.


         |X| How Are Shares Purchased? You can buy shares several ways: through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

         |X| Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

         |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

         |X| Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, and to transmit dividends and distributions.


         Shares are purchased for your account through AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

         |X| Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.


         |X| At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor, or its designated agent, must receive your order by the time of day the New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

         If you buy shares through a dealer, the dealer must receive your order by the close of the New York Stock Exchange on a regular business day, and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor may reject any purchase order for the Fund's shares, in its sole discretion.

Special Sales Charge Arrangements for Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                           Front-End          Front-End           Commission
                           Sales Charge       Sales Charge        as Percentage
                           as Percentage of   as Percentage of    of Offering
Amount of Purchase         Offering Price     Amount Invested     Price
------------------         ----------------   ----------------    -------------

Less than $25,000             5.75%              6.10%               4.75%

$25,000 or more but
less than $50,000             5.50%              5.82%               4.75%

$50,000 or more but
less than $100,000            4.75%              4.99%               4.00%

$100,000 or more but
less than $250,000            3.75%              3.90%               3.00%

$250,000 or more but
less than $500,000            2.50%              2.56%               2.00%

$500,000 or more but
less than $1 million          2.00%              2.04%               1.60%

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

         |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:


         o  Purchases aggregating $1 million or more;

         o
Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"), that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more; or

         o Purchases by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

         The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

         If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.


         In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

         No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.


         |X| Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients. Until January 1, 1997, dealers whose sales of Class A shares of Oppenheimer funds (other than money market funds) under OppenheimerFunds-sponsored 403(b)(7) custodial plans exceed $5 million per year (calculated per quarter), will receive monthly one-half of the Distributor's retained commissions on those sales, and if those sales exceed $10 million per year, those dealers will receive the Distributor's entire retained commission on those sales.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

         |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

         Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also count Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold that investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

         |X| Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A shares and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

         |X| Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

         Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

         o the Manager or its affiliates;

         o present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

         o registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

         o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

         o employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

         o dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker, bank or adviser for the purchase or sale of
 Fund shares);


         o employee benefit plans purchasing shares through a shareholder agent which the Distributor has appointed as its agent to accept those purchase orders;


         o (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases, and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);

         o directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

         o accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

         o any unit investment trust that has entered into an appropriate agreement with the Distributor;

         o a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and C TRAC-2000 program on November 24, 1995; or

         o qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by December 31, 1996.

         Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

         o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

         o shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

         o shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

         o shares purchased and paid for with the proceeds of shares redeemed in the prior 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

         o shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust series.

         Waivers of the Class A Contingent Deferred Sales Charge for
Certain Redemptions . The Class A contingent deferred sales charge is
also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

        o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

         o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

         o if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);


         o for distributions from a
TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program; or

         o for distributions from Retirement Plans, deferred
compensation plans or other employee benefit plans for any of the following  purposes: (1) following the death or
disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9)
separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.

         |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements) for its other expenditures under the Plan.

         Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges", below.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

                                       Contingent Deferred Sales Charge
Years Since Beginning of Month In      on Redemptions in that Year
Which Purchase Order Was Accepted      (As % of Amount Subject to Charge)
---------------------------------      ----------------------------------
0 - 1                                  5.0%
1 - 2                                  4.0%
2 - 3                                  3.0%
3 - 4                                  3.0%
4 - 5                                  2.0%
5 - 6                                  1.0%
6 and following                        None

         In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

         |X| Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to

Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

         |X| Distribution and Service Plan for Class B shares. The Fund has adopted a Distribution and Service Plan for Class B shares to compensate the Distributor for distributing Class B shares and servicing accounts. This Plan is described below under "Buying Class C Shares - Distribution and Service Plans for Class B and Class C shares."


         |X| Waivers of Class B Sales Charges. The Class B contingent deferred sales charge will not apply to shares purchased in certain types of transactions, nor will it apply to shares redeemed in certain circumstances, as described below under "Buying Class C Shares - Waivers of Class B and Class C Sales Charges."

     Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

         To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

         |X| Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each Plan.

         Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.


         The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

         The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

         The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class C shares is therefore 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.


         The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and C shares. Therefore, those expenses may be carried over and paid in future years. At August 31, 1996, the end of the Class B and Class C Plan year, the Distributor had incurred unreimbursed expenses under the Plan of $688,429 for Class B shares and $74,784 for Class C shares, equal to 3.34% of the Fund's net assets represented by Class B shares on that date, and 1.54% of the Fund's net assets represented by Class C shares on that date, which have been carried over into the present Plan year.

         If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for certain expenses it incurred before the plan was terminated.

         |X| Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

         Waivers for Redemptions of Shares in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases if the Transfer Agent is notified that these conditions apply to the redemption:

         o distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

         o redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established and for disability you must provide evidence of a determination of disability by the Social Security Administration);

         o returns of excess contributions to Retirement Plans;


         o distributions from retirement plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the requests; or



         o distributions from OppenheimerFunds prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; or (5) for separation from service.

         Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares in the following cases:

         o shares sold to the Manager or its affiliates;

         o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;


         o shares issued in plans of reorganization to which the Fund is a party; or


         o shares redeemed in involuntary redemptions as described above.


Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

         AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

         |X| Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

         |X| PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone.

PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number:
1-800-533-3310.

         o Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

         o Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer fund account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

         o Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis:

         |X| Automatic Withdrawal Plans. If your Fund account is $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.


         |X| Automatic Exchange Plans. You can authorize the Transfer Agent to automatically exchange an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer fund account is $25. These exchanges are subject to the exchange terms described below.


Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the

Fund or Class A shares of other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased with an initial sales charge and to Class A or B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

         o Individual Retirement Accounts including rollover IRAs, for individuals and their spouses

         o 403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

         o SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR/SEP-IRAs

         o Pension and Profit-Sharing Plans for self-employed persons and other employers

         o 401(k) prototype retirement plans for businesses

         Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.


How to Sell Shares

         You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day.
Your shares will be sold at the net asset value next calculated after your order is received and accepted by the Transfer Agent.
The Fund offers you a number of ways to sell your shares: in writing or by telephone.  You can also set up Automatic Withdrawal
Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner,
or  from  a  retirement   plan,   please  call  the  Transfer  Agent  first,  at
1-800-525-7048, for assistance.

         |X| Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

         |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

         o You wish to redeem more than $50,000 worth of shares and receive a check
         o The redemption check is not payable to all shareholders listed on the account statement
         o The redemption check is not sent to the address of record on your statement
         o Shares are being transferred to a Fund account with a different owner or name
         o Shares are redeemed by someone other than the owners (such as an Executor)

         |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:

         o Your name
         o The Fund's name
         o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling, o The signatures of all registered owners exactly as the account is registered, and
         o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217

Send courier or Express Mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. Shares held in an OppenheimerFunds retirement plan or under a share certificate may not be redeemed by telephone.

         o To redeem shares through a service representative, call 1-
800-852-8457
         o To redeem shares automatically on PhoneLink, call 1-800-533-
3310

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

         |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.


         |X| Telephone Redemptions Through AccountLink or Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH wire to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be wired.

         Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account if the bank is a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Please call your dealer for more information about this procedure. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.


How to Exchange Shares

         Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

         o Shares of the fund selected for exchange must be available for sale in your state of residence
         o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
         o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days,  you can exchange  shares every regular  business day

     o You must meet the minimum purchase requirements for the fund you purchase by exchange o Before exchanging into a fund, you should obtain and read its prospectus

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

         Exchanges may be requested in writing or by telephone:

         |X| Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at one of the addresses listed in "How to Sell Shares."

         |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852- 8457 or by using PhoneLink for automated exchanges, by calling 1- 800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or by calling a service representative at 1-800-525-7048. Exchanges of shares involve a redemption of the shares of the fund you own and a purchase of shares of the other fund.

         There are certain exchange policies you should be aware of:

         o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to 7 days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of portfolio securities at a time or price disadvantageous to the Fund.

         o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

         o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

         o For tax purposes, exchanges of shares involve a redemption of the shares of the fund you own and a purchase of shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

         o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

         The Distributor has entered into agreements with certain dealers and investment advisers permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements and the Distributor has the right to reject or suspend those privileges. As a result, those exchanges may be subject to notice requirements, delays and other limitations that do not apply to shareholders who exchange their shares directly by calling or writing to the Transfer Agent.


Shareholder Account Rules and Policies

         |X| Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

         |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

         |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone exchange and redemption privileges automatically apply to each owner of the account and the dealer representative of record for the account unless refused on the new account Application or, if not refused, will apply until the Transfer Agent receives cancellation instructions from an owner of the account.

         |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither it nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

         |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

         |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National

Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

         |X| The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

         |X| Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer
Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


         |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

         |X| Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

         |X| "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

         |X| The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.

         |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income, if any, on an annual basis and normally pays those dividends to shareholders in December, but the Board of Trustees can change that date. The Board may also cause the Fund to declare dividends after the close of the Fund's fiscal year (which ends August 31st). Because the Fund does not have an objective of seeking current income, the amounts of dividends it pays, if any, will likely be small. Dividends paid on Class A shares will generally be higher than for Class B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For

OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

         |X| Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.
         |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.
         |X| Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.
         |X| Reinvest Your Distributions in Another Oppenheimer Fund Account. You can reinvest all distributions in another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

         |X| "Buying a Dividend": When a fund declares a dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the date on which the dividend is declared, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

         |X| Taxes on Transactions: Share redemptions, including redemptions for exchanges, are subject to capital gains tax. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

         |X| Returns of Capital: In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

         This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX A

Special Sales Charge Arrangements for Shareholders of the Fund
Who Were Shareholders of the Former Quest for Value Funds

The initial and contingent sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 22, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was (i) one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

         |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest Shareholders

         o Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                       Front-End        Front-End
                       Sales            Sales              Commission
                       Charge           Charge             as
                       as a             as a               Percentage
Number of              Percentage       Percentage         of
Eligible Employees     of Offering      of Amount          Offering
or Members             Price            Invested           Price

9 or fewer                2.50%           2.56%            2.00%

At least 10 but not
more than 49              2.00%           2.04%            1.60%


         For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages 27 to 28 of this Prospectus.


     Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

         |X| Special Class A Contingent Deferred Sales Charge Rates

     Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest Fund for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

         |X| Waiver of Class A Sales Charges for Certain Shareholders

         Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

         o Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         o Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

         |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions

         The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:


         o Investors who purchased Class A shares from a dealer that is not or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

         o Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest for Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers

         |X| Waivers for Redemptions of Shares Purchased Prior to March
6, 1995


         In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.


         |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995


         In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

Special Dealer Arrangements

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

         Dealers who sold Class C shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.

                            APPENDIX TO PROSPECTUS OF
                           OPPENHEIMER ENTERPRISE FUND

         Graphic material included in Prospectus of Oppenheimer
Enterprise Fund: "Comparison of Change in Value of $10,000
Hypothetical Investments In: Oppenheimer Enterprise Fund, S&P 500 and Russell 2000 Index."

         Linear graphs will be included in the Prospectus of Oppenheimer Enterprise Fund (the "Fund") depicting the initial account value and subsequent account values of a hypothetical $10,000 investment in each class of shares of the Fund from November 7, 1995 (inception of the Fund), held until its fiscal year ended August 31, 1996. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares. In each graph, the respective class of shares of the Fund will be compared over the same time period with the same investment in the S&P 500 Index and the Russell 2000 Index. Additional information with respect to the foregoing, including a description of each of the S&P 500 Index and the Russell 2000 Index, is set forth in the Prospectus under "Performance of the Fund Management's Discussion of Performance."

Fiscal                     Oppenheimer                        S&P 500               Russell
Year Ended                 Enterprise Fund                    Index                 2000 Index
----------                 ---------------                    -------               ----------
                           Class A
11/7/95                    $ 9,425                            $10,000               $10,000
08/31/96                   $14,590                            $11,713               $11,398


                           Class B
11/7/95                    $10,000                            $10,000               $10,000
08/31/96                   $14,890                            $11,713               $11,398


                           Class C
11/7/95                    $10,000                            $10,000               $10,000
08/31/96                   $15,290                            $11,713               $11,398

Oppenheimer Enterprise Fund
Two World Trade Center
New York, New York  10048-0203
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel

Gordon Altman Butowsky Weitzen Shalov & Wein
114  West 47th Street

New York, NY 10036


No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representation must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such offer in such state.


 PR0885.001.1296      Printed on recycled paper

Oppenheimer Enterprise Fund

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

Statement of Additional Information dated  December 18, 1996


         This Statement of Additional Information of Oppenheimer Enterprise Fund (the "Fund") is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated December 18, 1996. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                                                          Page
About the Fund
Investment Objective and Policies.......................................................................  2
     Investment Policies and Strategies.................................................................  2
     Other Investment Techniques and Strategies.........................................................  5
     Other Investment Restrictions......................................................................   14
How the Fund is Managed.................................................................................   15
     Organization and History...........................................................................   15
     Trustees and Officers of the Fund..................................................................   16
     The Manager and Its Affiliates.....................................................................   21
Brokerage Policies of the Fund..........................................................................   23
Performance of the Fund.................................................................................   24
Distribution and Service Plans..........................................................................   27
About Your Account
How To Buy Shares.......................................................................................   29
How To Sell Shares......................................................................................   36
How To Exchange Shares..................................................................................   40
Dividends, Capital Gains and Taxes......................................................................   42
Additional Information About the Fund...................................................................   44
Financial Information About the Fund
Financial Statements....................................................................................   45
Independent Auditors' Report............................................................................   46
Appendix: Corporate Industry Classifications............................................................  A-1

ABOUT THE FUND

Investment Objective and Policies

Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Capitalized terms used in this Statement of Additional Information have the same meanings as those terms have in the Prospectus.

         |X| Securities of "Growth-Type" Issuers. Many "growth-type" issuers, including emerging growth companies, may be small and unseasoned. Their securities, which the Fund may purchase when they are offered to the public for the first time, may have a limited trading market, which may adversely affect the Fund's ability to sell them when it wants to do so and can result in their shares being priced lower than otherwise might be the case. While the Manager will undertake to select promising emerging companies carefully for the Fund's investments, there is no guarantee that such investments will achieve their potential. Investment in these issuers is subject to restrictions contained in the Prospectus and this Statement of Additional Information.

         |X| Borrowing For Leverage. From time to time the Fund may increase its ownership of securities by borrowing from banks on an unsecured basis and investing the borrowed funds, subject to the restrictions in the Prospectus. Any such borrowing will be made only from banks and, pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that requirement. To do so, the Fund may have to sell a portion of its investments at a time when it would not otherwise want to sell the securities. Interest on money the Fund borrows is an expense the Fund would not otherwise incur, so that during periods of substantial borrowings, its expenses may increase more than expenses of Funds that do not borrow. This speculative factor is known as "leverage."

         |X| Foreign Securities. "Foreign securities" include equity and debt securities of U.S. corporations denominated in non-U.S. currencies, companies organized under the laws of countries other than the United States and debt securities of foreign governments, that are traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign securities offers the Fund potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If the Fund's portfolio securities are held abroad, the countries in which such securities may be held and the sub-custodians or depositories holding them must be approved by the Fund's Board of Trustees to the extent that approval is required under applicable rules of the Securities and Exchange Commission. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

         o Risks of Foreign Investing. Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity in foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         |X| Restricted and Illiquid Securities. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

         The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

         |X| Repurchase Agreements. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities and which must meet the credit requirements set by the Fund's Board of Trustees from time to time. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         |X| Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus, if the loan is collateralized under applicable regulatory guidelines. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders', administrative or other fees the Fund pays in connection with the loan. In connection with such lending, the Fund might experience risks of delay in receiving additional collateral, or risks of delay in recovery of the loaned securities, or loss of rights in the collateral should the borrower fail financially. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least the minimum amount of interest required by the lending guidelines established by its Board of Trustees. The Fund will not lend its portfolio securities to any officer, trustee, employee or affiliate of the Fund or its Manager. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

         |X| Derivative Investments. The Fund may invest in different types of derivative investments. "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to make fixed interest payments and/or to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S & P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. The Fund may invest in "debt exchangeable for common stock" of an issuer or "equity-linked" debt securities of an issuer. At maturity, the principal amount of the debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the expected principal amount of the debt.

         The Fund may also invest in currency-indexed securities. Typically, these are short-term or intermediate-term debt securities having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. The currency-indexed securities purchased by the Fund may make payments based on a formula. The payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index. These investments may entail increased risk to principal and increased price volatility.

Other Investment Techniques and Strategies

         o Hedging with
Options and Futures Contracts. As described in the Prospectus, the Fund may employ one or more types of Hedging Instruments. Hedging Instruments may be used to attempt to: (1) protect against possible declines in the market value of the Fund's portfolio resulting from downward trends in the securities markets, (2) protect unrealized gains in the value of the Fund's securities which have appreciated, (3) facilitate selling securities for investment reasons, (4) establish a position in the securities markets as a temporary substitute for purchasing particular debt securities, or (5) reduce the risk of adverse currency fluctuations.

         The Fund may use hedging to attempt to protect against declines in the market value of the Fund's portfolio, or to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons.
To do, the Fund may: (1) purchase Futures or (2) purchase calls on such Futures or securities . Normally, the Fund would then purchase the equity securities and terminate the hedging position. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, the Fund may: (1) purchase puts on that foreign currency or on foreign currency Futures, (2) write calls on that currency or on such Futures, or (3) enter into Forward Contracts at a lower rate than the spot ("cash") rate.

         The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's activities in the underlying cash market. At present, the Fund does not intend to enter into Futures, Forward Contracts and options on Futures if, after any such purchase, the sum of margin deposits on Futures and premiums paid on Futures options exceeds 5% of the value of the Fund's total assets. In the future, the Fund may employ Hedging Instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed . Additional Information about the Hedging Instruments the Fund may use is provided below.

          o Writing Covered Call Options. The Fund may write (that is, sell) call options ("calls"). All calls written by the Fund must be "covered" while the call is outstanding (that means, the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements). Calls on Futures (discussed below) must be covered by deliverable securities or by liquid assets segregated to satisfy the Futures contract.

         When the Fund writes a call on a security it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying investment), regardless of market price changes during the call period. The Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund has written is more or less than the price of the call the Fund has subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

     The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by identifying to its custodian bank an equivalent dollar amount of deliverable securities or liquid assets that are to be segregated. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

     o Purchasing Calls and Puts. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

          ** 1 When the Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns (a "protective put") enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

         Buying a put on an investment it does not own, either a put on an index or a put on a Stock Index Future not held by the Fund, permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Fund purchases a put on an index, or on a Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on an index or Future, settlement is in cash rather than by delivery by the Fund of the underlying investment.

         o Options on Indices and Futures. Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When the Fund buys a call on an index or Future, it pays a premium. During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference.

         When the Fund buys a put on an index or Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the index or Future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

         o Stock Index Futures. The Fund may buy and sell Stock Index Futures. No monetary amount is paid or received upon the purchase or sale of a Stock Index Future or a foreign currency exchange contract ("Forward Contract"), discussed below. This is a type of financial future for which the index used as the basis for trading is a broadly-based stock index (including stocks that are not limited to issuers in a particular industry or group of industries). A stock index assigns relative values to the stocks included in the index and fluctuates with the changes in the market value of these stocks. Stock indices cannot be purchased or sold directly. Financial Futures are contracts based on the future value of the basket of securities that comprise the underlying index. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling futures obligations.

         Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Funds's Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, as the value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be made to or by the futures broker on a daily basis.

     At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any loss or gain is then realized for tax purposes. Although Stock Index Futures by their terms call for cash settlement or delivery of cash, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which to contracts are traded.



{* 1 moved from here; text not shown}



         o Forward Contracts. The Fund may enter into foreign currency exchange contracts ("Forward Contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of foreign currency at a specific future date for a fixed price. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

         There is a risk that use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To attempt to limit its exposure to loss under Forward Contracts in a particular foreign currency, the Fund limits its use of these contracts to the amount of its net assets denominated in that currency or denominated in a closely-correlated foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other Futures. The Fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

         The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency, or enter into a "cross hedge," unless it is denominated in a currency or currencies that the Manager believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated. See "Tax Aspects of Covered Calls and Hedging Instruments" below for a discussion of the tax treatment of foreign currency exchange contracts.

         The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

         The Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

     The Fund's Custodian will identify and segregate liquid securities of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts to cover its short positions. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of the Fund's commitments with respect to such contracts. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

         The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

         At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     o Additional Information About Hedging Instruments and Their Use. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the

Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required from the Fund for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

          The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

         o Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Fund's total assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short Futures and Futures options positions solely for "bona fide hedging purposes" within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

     Transactions in options by the Fund are subject to limitations established by each of the option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund, or an advisor that is an affiliate of the Fund's advisor. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act of 1940 (the "Investment Company Act"), when the Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its Custodian in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

         o Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without the Fund having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). One of the tests for the Fund's qualification as a regulated investment company is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. To comply with that 30% cap, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (1) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund;
(2) purchasing options which expire in less than three months; (3) effecting closing transactions with respect to calls or puts written or purchased less than three months previously; (4) exercising puts or calls held by the Fund for less than three months; or (5) writing calls on investments held less than three months.

         Certain foreign currency exchange contracts (Forward Contracts) in which the Fund may invest are treated as "Section 1256 contracts." Gains or losses relating to Section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain Section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this mark-to-market treatment.

     Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the timing and character of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, generally gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Currency gains and losses are offset against market gains and losses before determining a net "Section 988" gain or loss under the Internal Revenue Code, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

     o Risks of Hedging With Options and Futures. In addition to the risks with respect to options discussed in the Prospectus and above, there is a risk in using short hedging by selling Futures to attempt to protect against decline in value of the Fund's portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

         The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the Hedging Instruments, the Fund may use Hedging Instruments in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the applicable index. It is also possible that where the Fund has used Hedging Instruments in a short hedge, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the Hedging Instruments and also experience a decline in value in its securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the Hedging Instruments are based.

     If the Fund uses Hedging Instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying Futures and/or calls on such Futures or on securities , it is possible that the market may decline; if the Fund then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the securities purchased.

Other Investment Restrictions

         The Fund's most significant investment restrictions are described in the Prospectus. The following are also fundamental policies, and together with the Fund's fundamental policies described in the Prospectus, cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities. Such a "majority" vote is defined in the Investment Company Act as the vote of the holders of the lesser of (1) 67% or more of the shares present or represented by proxy at a shareholders meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or (2) more than 50% of the outstanding shares.

         Under these additional restrictions, the Fund cannot:

     (a) underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio;
     (b) purchase securities on margin; however, the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other fundamental policies;

     (c) lend money except in connection with the acquisition of that portion of publicly- distributed debt securities which the Fund's investment policies and restrictions permit it to purchase (see "Investment Objective and Policies"); the Fund may also make loans of portfolio securities and enter into repurchase agreements (see "Loans of Portfolio Securities" and "Repurchase Agreements" in the Prospectus);
     (d) mortgage, hypothecate or pledge any of its assets; however, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the hedging instruments permitted by any of its other policies;
         (e) invest in or hold securities of any issuer if officers and Trustees or Directors of the Fund or the Manager individually owning more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;
         (f) invest in other open-end investment companies, or invest more than 5% of the value of its net assets in closed-end investment companies, including small business investment companies, nor make any such investments at commission rates in excess of normal brokerage commissions;
     (g) invest in companies for the purpose of acquiring control or management thereof;
     (h) invest in interests in oil, gas or other mineral exploration or development programs; or (i) invest in real estate or in interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein.

         For purposes of the Fund's policy not to concentrate its assets described in the Prospectus, the Fund has adopted the industry classifications set forth in the Appendix to this Statement of Additional Information. This is not a fundamental policy.

         The Fund also may, as a matter of fundamental policy and notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company for which the Manager or a subsidiary or successor is adviser or sub-adviser, with substantially the same fundamental investment objective(s), policies and limitations as the Fund. This would permit the Fund to adopt a "master-feeder" structure in which the Fund and other "feeder" funds would invest all of their assets in a single pooled "master fund" in an effort to take advantage of potential efficiencies. The Fund has no present intention of adopting a "master-feeder" structure, and would be required to update its Prospectus and this Statement of Additional Information prior to its doing so.

         In connection with the registration of its shares in certain states, the Fund has made the following undertakings. These undertakings, which are non-fundamental policies of the Fund, shall terminate if the Fund ceases to qualify its shares for sale in that state or if the state's applicable rules or regulations are amended. The Fund has undertaken that: (i) it will not invest in securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition; (ii) it will not invest in oil, gas or other mineral leases; (iii) it will not purchase or sell property, including real estate limited partnership interests; (iv) in the event the Fund adopts a "master-feeder" structure as set forth above, upon such conversion it will comply with the Guidelines for Registration of Master

Fund/Feeder Funds as adopted by the NASAA membership; and (v) it will not invest more than 15% of its total assets in the securities of issuers (a) which, together with any predecessors, have a record of less than three years continuous operation and (b) which are restricted as to disposition (including Rule 144A securities).

         With respect to investment restriction "(f)" above, to the extent the Fund does make investments in other investment companies, the Fund's shareholders may be subject indirectly to that company's management fees and costs, in addition to the management fees and costs directly borne by the Fund.

How the Fund Is Managed

Organization and History. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

         The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. The address for each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees are also trustees of Oppenheimer Discovery

Fund, Oppenheimer Fund, Oppenheimer Growth Fund, Oppenheimer Municipal Bond Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer Capital Appreciation Fund (formerly "Oppenheimer Target Fund"), Oppenheimer U.S. Government Trust, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Asset Allocation Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Global Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Global Emerging Growth Fund, Oppenheimer International Growth Fund, Oppenheimer Developing Markets Fund, Oppenheimer Multi-Sector Income Trust and Oppenheimer World Bond Fund (collectively, the "New York-based Oppenheimer funds"), except that Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. Ms. Macaskill and Messrs. Spiro, Donohue, Bishop, Bowen, Farrar and Zack hold the same respective offices with the New York-based Oppenheimer funds as with the Fund. As of December 16, 1996, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding Class A shares of the Fund; no Trustee or officer of the Fund owned Class B or Class C shares of the Fund. That statement does not include ownership of shares held of record by an employee benefit plan for employees of the Manager (one of the Trustees of the Fund listed below, Ms. Macaskill, and one of the officers, Mr. Donohue, are trustees of that plan) other than the shares beneficially owned under that plan by the officers of the Fund listed above.

Leon Levy, Chairman of the Board of Trustees;  Age: 71
31 West 52nd Street, new York, New York 10019
General Partner of Odyssey Partners, L.P. (investment partnership) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee*; Age:   63
     Vice  Chairman of the Manager ; formerly he held the  following  positions:
Vice President and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; Executive Vice President & General Counsel of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"), a director of the Manager and the Distributor, Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment advisory subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager and an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee; Age:  73
591 Breezy Hill Road, Hillsdale, New York 12529
Professor  Emeritus  of  Marketing,   Stern  Graduate  School  of  Business
Administration, New York University; a director of Sussex Publishers, Inc. (Publishers of Psychology Today and Mother Earth News) and Spy Magazine, L.P.

Bridget A. Macaskill, President and Trustee*; Age:   48

President, CEO and a Director of the Manager; Chairman and a Director of SSI and SFSI; President and a Director of OAC and HarbourView and Oppenheimer
Partnership Holdings, Inc., a holding company subsidiary of the Manager; formerly an Executive Vice President of the Manager.

Elizabeth B. Moynihan, Trustee;  Age:   67
801 Pennsylvania Avenue, N.W., Washington, DC 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), National Building Museum; a member of the Trustees Council, Preservation League of New York State and the Indo-U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Trustee; Age:   69
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Enron-Dominion Cogen Corp. (cogeneration company), Kemper Corporation (insurance and financial services company), and Fidelity Life Association (mutual life insurance company); formerly Chairman of the Board of ICL, Inc. (information systems), President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research), and a director of Lumbermen Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee; Age:   66
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of GranCare, Inc. (healthcare provider); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee; Age:   65
200 Park Avenue, New York, New York 10166
     Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship, Inc. (consulting and publishing); a director of XYAN, Inc. (printing), Professional Staff Limited and American Scientific Resources, Inc.; a trustee of Mystic Seaport Museum, International House, Greenwich Hospital and the Greenwich Historical Society.

Sidney M. Robbins, Trustee; Age:  84
50 Overlook Road, Ossining, New York 10562
Chase Manhattan Professor Emeritus of Financial Institutions, Graduate School of Business, Columbia University; Visiting Professor of Finance, University of Hawaii; Emeritus Founding Director of The Korea Fund, Inc. (a closed-end investment company); a member of the Board of Advisors, Olympus Private Placement Fund, L.P.; Professor Emeritus of Finance, Adelphi University.

Donald W. Spiro, Vice Chairman and Trustee;* Age:   71
Chairman Emeritus and a director of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee; Age:   84
498 Seventh Avenue, New York, New York 10018
     Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

Clayton K. Yeutter, Trustee; Age:   66
1325 Merrie Ridge Road, McLean, Virginia 22101
     Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery), IMC Global, Inc. (chemicals and animal feed) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

Jay W. Tracey, III, Vice President and Portfolio Manager; Age:  43
Vice President of the Manager; Vice President and portfolio manager of other Oppenheimer funds; from February 1994 through September 1994, he was a Managing Director of Buckingham Capital Management prior to which (in descending chronological order) he was portfolio manager and Vice President of the Fund and other Oppenheimer funds and a Vice President of the Manager; he was Senior Vice President of Founders Asset Management, Inc. (a mutual fund adviser); and prior to which he was a securities analyst and portfolio manager for Berger Associates, Inc. (investment adviser).

Andrew J. Donohue, Secretary; Age:  46
Executive Vice President and General Counsel of the Manager and the Distributor; President and a director of Centennial; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI, and Oppenheimer Partnership Holdings, Inc.; President and a director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; Executive Vice President, Chief Legal Officer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor, Partner in Kraft & McManimon (a law firm), an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment adviser); and director and an officer of First Investors Family of Funds and First Investors Life Insurance Company.

George C. Bowen, Treasurer; Age:  60
3410 South Galena Street, Denver, Colorado 80231
    Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer and Assistant Secretary and a director of Centennial; Vice President, Treasurer and Secretary of SSI and SFSI; Treasurer of OAC; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc.; Chief Executive Officer, Treasurer and Director of MultiSource Services, Inc. (a broker-dealer); and an officer of other Oppenheimer funds.

Robert G. Zack, Assistant Secretary; Age:  48
Senior Vice President and Associate General Counsel of the Manager; Assistant Secretary of SSI and SFSI; an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age:  38
3410 South Galena Street, Denver, Colorado 80231
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager, prior to which he was an Accountant for Yale & Seffinger, P.C., an accounting firm, and previously an Accountant and Commissions Supervisor for Stuart James Company Inc., a broker-dealer.

Scott Farrar, Assistant Treasurer; Age:  31
3410 South Galena Street, Denver, Colorado 80231
 Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

--------
*A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

         |X| Remuneration of Trustees. The officers of the Fund are affiliated with the Manager; they and the Trustees of the Fund who are affiliated with the Manager (Ms. Macaskill and Messrs. Galli and Spiro; Ms. Macaskill is also an officer) receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund , during its fiscal year ended August 31, 1996 and from all of the New York-based Oppenheimer funds (including the Fund) for which they served as Trustee or Director. Compensation is paid for services in the positions below their names:
                                                                  Total
                                               Retirement         Compensation
                                               Benefits           From All
                            Aggregate          Accrued as         Nw York-based
                            Compensation       Part of            Oppenheimer
Name and Position           From the Fund(1)   Fund Expenses(1)   Funds(2)

Leon Levy,                          $20             None             $141,000
  Chairman and Trustee

Benjamin Lipstein                   $12             None             $86,200
  Study Committee Chairman,

  Audit Committee  Member
  and Trustee

Elizabeth B. Moynihan               $12             None             $86,200
  Study Committee Member
  and Trustee

Kenneth A. Randall                  $10             None             $78,400
  Audit Committee Chairman
  and Trustee

Edward V. Regan                     $10             None             $68,800
  Proxy Committee Chairman,(3)
  Audit Committee Member
  and Trustee

Russell S. Reynolds, Jr.            $8              None             $52,100
  Proxy Committee Member(3)
  and Trustee

Sidney M. Robbins                   $14             None             $122,100
  Study Committee Advisory
  Member, Audit Committee
  Advisory Member and Trustee

Pauline Trigere, Trustee            $8              None             $52,100

Clayton K. Yeutter                  $8              None             $52,1000
  Proxy Committee Member(3)
  and Trustee
----------------------

(1)For the fiscal year ended August 31, 1996.
(2)For the 1995 calendar year (prior to the inception of the Proxy Committee) during which the New York-based Oppenheimer funds listed in the first paragraph of this section, including Oppenheimer Mortgage Income Fund and Oppenheimer Time Fund (which ceased operations following the acquisition of their assets by certain other Oppenheimer funds) but excluding Oppenheimer International Growth Fund, which had not yet commenced operations.
(3)Committee position held during a portion of the period shown. The Study, Audit and Proxy Committees meet for all New York-based Oppenheimer funds and all fees are allocated among the funds by the Board. Committee position held during a portion of the period shown. The Study , Audit and Proxy Committees meet for all New York-based Oppenheimer funds and all fees are allocated among the funds by the Board.


         The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of these benefits cannot be determined as of this time nor can the

Fund estimate the number of years of credited service that will be used to determine those benefits.

     |X| Major Shareholders. As of December 16, 1996, no person owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares except the following: Merrill Lynch Fenner & Smith Inc., 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, Florida 32246-6484, which was the record owner of 57,358.00 Class C shares (equal to 19.51% of the Class C shares then outstanding) and Dain Bosworth Inc. FBO Patricia A. Krust IRA, 600 South State, Apartment 115, Bellingham, Washington 98225, which was the record owner of 17,823.315 Class C shares (equal to 6.06% of the Class C shares then outstanding).

     The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and three of whom (Ms. Macaskill and Messrs. Spiro and Galli) serve as Trustees of the Fund.

         The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, which would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

         |X| The Investment Advisory Agreement. A management fee is payable monthly to the Manager under the terms of the investment advisory agreement between the Manager and the Fund, and is computed on the aggregate net assets of the Fund as of the close of each business day. The investment advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         Expenses not expressly assumed by the Manager under the advisory agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The advisory agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. For the Fund's fiscal period from November 7, 1995 (commencement of operations) to August 31, 1996, the management fees paid by the Fund to the Manager totalled $294,228.

     The   advisory   agreement   contains  no  expense   limitation.   However,
independently of the

Agreement, the Manager has undertaken that the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, brokerage commissions, distribution assistance payments and any extraordinary non-recurring expenses, including litigation shall not exceed the most stringent state regulatory limitation on fund expenses applicable to the Fund. At present, the most stringent limitation is imposed by California and limits expenses (with specified exclusions) to 2.5% of the first $30 million of average annual net assets, 2.0% of the next $70 million of average net assets and 1.5% of average net assets in excess of $100 million. The payment of the management fee will be reduced so that at no time will there be accrued but unpaid liability under the above expense limitation. Any assumption of the Fund's expenses under this limitation would lower the Fund's overall expense ratio and increase its total return during any period during which expenses are limited. The Manager reserves the right to amend or terminate this expense undertaking at any time. Due to changes in federal securities laws, such state regulatory limitations no longer apply, and the Manager hereby withdraws this voluntary undertaking.

         The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties thereunder, the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the Agreement relates. The Agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

         |X| The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, (excluding payments under the Distribution and Service Plans but including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders), are borne by the Distributor. During the Fund's fiscal period November 7, 1995 (commencement of operations) to August 31, 1996, the aggregate sales charges on sales of the Fund's Class A shares were $552,815, of which the Distributor and an affiliated broker-dealer retained in the aggregate $122,988. During this period, contingent deferred sales charges collected on the Fund's Class B and Class C shares totalled $20,035 and $1,237, respectively, all of which the Distributor retained.
 For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

     |X| The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies of the Fund

     Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the advisory agreement to employ such broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

         Under the advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the advisory agreement, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the investment advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. Option commissions may be relatively higher than those which would apply to direct purchases and sales of portfolio securities.

         The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (1) the trade is not from or for the broker's own inventory; (2) the trade was executed by the broker on an agency basis at the stated commission; and (3) the trade is not a riskless principal transaction.

         The  research  services  provided  by  brokers  broaden  the  scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the advisory agreement or the Distribution and Service Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.

         During the Fund's fiscal year ended August 31, 1996, total brokerage commissions paid by the Fund (not including spreads or concessions on principal transactions on a net trade basis) was $24,405. During the fiscal year ended August 31, 1996, $660 was paid to brokers as commissions in return for research services; the aggregate dollar amount of those transactions was $248,332. The transactions giving rise to those commissions were allocated in accordance with the Manager's internal allocation procedures.

Performance of the Fund

Total Return Information. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

         The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The total returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

         |X| Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                       1/n
                  (ERV)
                  (---)   -1 = Average Annual Total Return
                  ( P )


         |X| Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                  ERV - P
                  ------- = Total Return
                     P

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year, and none thereafter) is applied to the investment result for the period shown (unless the total return is shown at net asset value, as described below). For Class C shares, payment of the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The cumulative total return on an investment in Class A, Class B and Class C shares of the Fund for the period November 7, 1995 (commencement of operations) for the fiscal year ended August 31, 1996 were 45.90%, 48.90% and 52.90%, respectively.

         |X| Total Returns at Net Asset Value. From time to time the Fund may also quote an "average annual total return at net asset value" or a "cumulative total return at net asset value" for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The cumulative total return at net asset value on an investment in Class A, Class B and Class C shares of the Fund for the period November 7, 1995 (commencement of operations) held until the fiscal year-end on August 31, 1996 were 54.80%, 53.90% and 53.90%, respectively.

         Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B or Class C shares. However, when comparing total return of an investment in shares of the Fund with that of other alternatives, investors should understand that as the Fund is an aggressive equity fund seeking capital appreciation, its shares are subject to greater market risks and volatility than shares of funds having other investment objectives, and that the Fund is designed for investors who are willing to accept greater risk of loss in the possibility of realizing greater gains.

Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund's classes is ranked against (i) all other funds, (ii) all other small company growth funds and (iii) all other growth funds in a specific size category. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.

         From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources, including Lipper.

         From time to time the Fund may publish the ranking of the performance of its Class A, Class B shares or Class C shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, monthly in broad investment categories (domestic stock, international stock, taxable bond, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering sales charges and expenses. Risk measures fund performance below 90-day U.S. Treasury bill monthly returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Morningstar ranks the Class A, B and C shares of the Fund in relation to other small company funds. Rankings are subject to change.

         The total return on an investment in the Fund's Class A, Class B or Class C shares may be compared with the performance for the same period of the Russell 2000 Index, a widely recognized index of "small-capitalization" stocks. The index consists of unmanaged groups of common stocks and the performance of the index includes a factor for the reinvestment of income dividends, but does not reflect reinvestment of capital gains, expenses or taxes. The performance of the Fund's Class A, Class B or Class C shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

         The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class, such votes having been cast by the Manager as the then sole initial shareholder.

         In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

         Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shareholders under the Class A Plan. Such approval must be by a

"majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.

         While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which the payments were made and the identity of each Recipient that received any such payment. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on selection or nomination is approved by a majority of the Independent Trustees.

         Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers, did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate and set no minimum amount.

     For the fiscal period ended August 31, 1996, payments under the Class A Plan totalled $56,100, of which $1,282 was paid by the Distributor to an affiliate. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent fiscal years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charge, or other financial costs, or allocation of overhead by the Distributor.

          The Class B and Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of Class B and Class C shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event Class B or Class C shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of such advance payment to the Distributor. For the fiscal period ended August 31, 1996, payments under the Class B Plan totalled $115,103, of which $110,782 was retained. During this period, payments under the Class C Plan totalled $ 28,304, of which $25,804 was retained.

         Although the Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees on such shares, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B Plan and the Class C Plan by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B and Class C Plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

         The Class B and Class C Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, or may provide such financing from its own resources, or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders), state "blue sky" registration fees and certain other distribution expenses.

ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than another. The Distributor normally will not accept any order for $500,000 or more of Class B shares or $1 million or more of Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

         The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on such shares will be reduced by incremental expenses borne solely by those classes, including the asset-based sales charge to which both classes of shares are subject.

         The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or a tax adviser, to the effect that the conversion of B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v) custodian expenses, (vi) share issuance costs,
(vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution and/or Service Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

     Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of the New York Stock Exchange on each day that the New York Stock Exchange is open by dividing the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The New York Stock Exchange normally closes at 4:00 P.M. New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The New York Stock Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a substantial portion of its assets in foreign securities primarily listed on foreign exchanges which may trade on Saturdays or customary U.S. business holidays on which the New York Stock Exchange is closed. Because the Fund's net asset value will not be calculated on those days, the Fund's net asset values per share of Class A, Class B and Class C shares may be significantly affected at times when shareholders cannot purchase or redeem shares.

         The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day or closing bid prices that day); (ii) securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the valuation date, or at the mean between "bid" and "ask" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry;
(iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "ask" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 60 days or less are valued at the mean between the "bid" and "ask" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market debt securities that had a maturity of less than 397 days when issued, that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures . If the Manger is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the "bid" and "ask" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "ask" price is available).

         In the case of U.S. Government Securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price U.S. Government Securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

         Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event is likely to effect a material change in the value of such security. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

     Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded, or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing bid and asked prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between bid and asked prices obtained by the Manager from two active market makers (which in certain cases may be the bid price if no asked price is available).

     AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange. The New York Stock Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the New York Stock Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letter of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, aunts, uncles, nieces and nephews, a sibling's spouse and a spouse's siblings.

     |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

Oppenheimer  Municipal Bond
Fund

Oppenheimer New York
Municipal Fund
Oppenheimer California
Municipal Fund
Oppenheimer Intermediate
Municipal Fund
Oppenheimer Insured
Municipal Fund
Oppenheimer Main Street California
    Municipal Fund
Oppenheimer Florida
Municipal Fund
Oppenheimer Pennsylvania
Municipal Fund
Oppenheimer New Jersey
Municipal Fund
Oppenheimer Fund
Oppenheimer Discovery Fund
Oppenheimer  Developing
Markets Fund
Oppenheimer Capital Appreciation Fund
   (formerly named "Oppenheimer
   Target Fund")
Oppenheimer Growth Fund
Oppenheimer Equity Income Fund
Oppenheimer Value Stock Fund
Oppenheimer Asset Allocation Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Main Street Income & Growth
   Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Disciplined Value Fund

Oppenheimer LifeSpan Balanced Fund
Oppenheimer LifeSpan Growth Fund
Oppenheimer LifeSpan Income Fund
Oppenheimer High Yield Fund
Oppenheimer Champion Income Fund
Oppenheimer Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government
   Fund
Oppenheimer Global Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth
   Fund
Oppenheimer International Bond Fund
Oppenheimer Enterprise Fund
Oppenheimer International Growth Fund
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Growth & Income Value
   Fund
Oppenheimer  Quest Small Cap Value Fund
Oppenheimer  Quest  Officers Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Bond Fund Series - Oppenheimer Bond Fund
   for Growth
Rochester Portfolio Series - Limited Term
   New York Municipal Fund*
Rochester Fund Municipals*

and the following "Money Market Funds":

Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.
Daily Cash Accumulation Fund, Inc.

* Shares of the Fund are not presently exchangeable for shares of this Fund.

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).

         |X| Letter of Intent. A Letter of Intent (referred to as a "Letter") is the investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A share of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

         For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         o Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares acquired subject to a contingent deferred sales charge, and (c) Class A or B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "Exchange Privilege," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

         There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent deferred sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

         The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group.

How to Sell Shares

         Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

         |X| Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the Shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

         |X| Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares purchased subject to an initial sales charge, or (ii) Class B shares on which the shareholder paid a contingent deferred sales charge when redeemed. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfer of Shares. Shares are not subject to the payment of a contingent deferred sales charge at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored pension, profit-sharing plans or 401(k) plans may not directly redeem or exchange shares held for their accounts under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of the New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the New York Stock Exchange closed (normally that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans because of the imposition of the contingent deferred sales charge on such withdrawals (except where the Class B or the Class C contingent deferred sales charge is waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges").

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and in the provisions of the OppenheimerFunds Application relating to such Plans, as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

         |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

         |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

         The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

         To use Class A shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the Class A shares in certificated form. Shares certificates are not issued for Class B or Class C shares. Upon written request from the Planholder, the Transfer Agent will determine the number of Class A shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. At present, Rochester Fund Municipals and Limited Term New York Municipal Fund are not "Eligible Funds" for purposes of the exchange privilege in the Prospectus. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., and Daily Cash Accumulation Fund, Inc., which only offer Class A shares and Oppenheimer Main Street California Tax-Exempt Fund which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which class can be obtained by calling the Distributor at 1-800-525-7048.

         For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds, including Rochester Fund Municipals and Limited Term New York Municipal Fund. Class A shares of Rochester Fund Municipals or Limited Term New York Municipal Fund acquired on the exchange of Class M shares of Oppenheimer Bond Fund for Growth may be exchanged for Class M shares of that fund. For accounts of Oppenheimer Bond Fund for Growth established after March 8, 1996, Class M shares may be exchanged for Class A shares of other Oppenheimer funds except Rochester Fund Municipals and Limited Term New York Municipals. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc., or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

     Class A shares of the Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc., are purchased, and, if requested, must supply proof of entitlement to this privilege.

         Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

         When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

         The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

     When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans, Checkwriting, if available, and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         If the Fund has more than 50% of its total assets invested in foreign securities at the end of its fiscal year, it may elect the application of
Section 853 of the Internal Revenue Code to permit shareholders to take a credit (or, at their option, a deduction) for foreign taxes paid by the Fund. Under
Section 853, shareholders would be entitled to treat the foreign taxes withheld from interest and dividends paid to the Fund from its foreign investments as a credit on their federal income taxes. As an alternative, shareholders could, if to their advantage, treat the foreign tax withheld as a deduction from gross income in computing taxable income rather than as a tax credit. In substance, the Fund's election would enable shareholders to benefit from the same foreign tax credit or deduction that would be received if they had been the record owners of the Fund's foreign securities and had paid foreign taxes on the income received.

         If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distribution. The Fund qualified during its last fiscal year, and intends to qualify in current and future years, but reserves the right not to do so. The Internal Revenue Code contains a number of complex tests relating to such qualification in which the Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify (see "Tax Aspects of Covered Calls and Hedging Instruments," above). If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

         Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent to enable the investor to earn a return on otherwise idle funds.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

Independent Auditors' Report

===============================================================================
The Board of Trustees and Shareholders of Oppenheimer Enterprise Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Enterprise Fund as of August 31, 1996, and the related statement of operations for the period then ended, the statement of changes in net assets for the period then ended and the financial highlights for the period from November 7, 1995 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Enterprise Fund as of August 31, 1996, the results of its operations for the period then ended, the changes in its net assets for the period then ended, and the financial highlights for the period from November 7, 1995 (commencement of operations) to August 31, 1996, in conformity with generally accepted accounting principles.

/s/ KPMG Peat Marwick LLP

KPMG Peat Marwick LLP

Denver, Colorado
September 23, 1996



                    Statement of Investments   August 31, 1996

                                                                                                                      Market Value
                                                                                                          Shares      See Note 1
====================================================================================================================================
Common Stocks--96.5%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--30.5%

------------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--12.2%
                    Alrenco, Inc.(1)                                                                       67,700     $    1,523,250
                    ----------------------------------------------------------------------------------------------------------------
                    Belmont Homes, Inc.(1)                                                                 50,000          1,075,000
                    ----------------------------------------------------------------------------------------------------------------
                    Boyds Wheels, Inc.(1)                                                                 100,000          1,200,000
                    ----------------------------------------------------------------------------------------------------------------
                    Cavalier Homes, Inc.                                                                   60,000          1,155,000
                    ----------------------------------------------------------------------------------------------------------------
                    Diamond Home Services, Inc.(1)                                                         60,000          1,860,000
                    ----------------------------------------------------------------------------------------------------------------
                    NHP, Inc.(1)                                                                           40,000            770,000
                    ----------------------------------------------------------------------------------------------------------------
                    Team Rental Group, Inc.(1)                                                             50,000            925,000
                                                                                                                      --------------
                                                                                                                           8,508,250

------------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--7.1%
                    Casa Ole Restaurants, Inc.(1)                                                         100,000          1,312,500
                    ----------------------------------------------------------------------------------------------------------------
                    Cinar Films, Inc., Cl. B(1)                                                            45,000          1,074,375
                    ----------------------------------------------------------------------------------------------------------------
                    Golden Bear Golf, Inc.(1)                                                              30,000            607,500
                    ----------------------------------------------------------------------------------------------------------------
                    Schlotzsky's, Inc.(1)                                                                  60,000            705,000
                    ----------------------------------------------------------------------------------------------------------------
                    Silver Diner, Inc.(1)                                                                  80,000            390,000
                    ----------------------------------------------------------------------------------------------------------------
                    Silver Diner, Inc.(1)(2)                                                               50,000            231,562
                    ----------------------------------------------------------------------------------------------------------------
                    Suburban Lodges of America, Inc.(1)                                                    13,000            305,500
                    ----------------------------------------------------------------------------------------------------------------
                    Taco Cabana, Inc., Cl. A(1)                                                            50,000            356,250
                                                                                                                      --------------
                                                                                                                           4,982,687

------------------------------------------------------------------------------------------------------------------------------------
Media--2.8%
                    Raster Graphics, Inc.(1)                                                               80,000            880,000
                    ----------------------------------------------------------------------------------------------------------------
                    SFX Broadcasting, Inc., Cl. A(1)                                                       12,000            507,000
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless One, Inc.(1)                                                                  40,000            580,000
                                                                                                                      --------------
                                                                                                                           1,967,000

------------------------------------------------------------------------------------------------------------------------------------
Retail: General--2.6%
                    North Face, Inc. (The)(1)                                                              40,000            980,000
                    ----------------------------------------------------------------------------------------------------------------
                    Sport-Haley, Inc.(1)                                                                   60,000            810,000
                                                                                                                      --------------
                                                                                                                           1,790,000

------------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--5.8%
                    Cost Plus, Inc.(1)                                                                     30,000            810,000
                    ----------------------------------------------------------------------------------------------------------------
                    Marks Bros. Jewelers, Inc.(1)                                                          60,000          1,440,000
                    ----------------------------------------------------------------------------------------------------------------
                    NuCo2, Inc.(1)                                                                         30,000            780,000
                    ----------------------------------------------------------------------------------------------------------------
                    Party City Corp.(1)                                                                    50,000          1,050,000
                                                                                                                      --------------
                                                                                                                           4,080,000

------------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals--25.0%
------------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.7%
                    Diagnostic Health Services, Inc.(1)                                                   140,000            883,750
                    ----------------------------------------------------------------------------------------------------------------
                    EuroMed, Inc.(1)                                                                       65,000            390,000
                    ----------------------------------------------------------------------------------------------------------------
                    Global Pharmaceutical Corp.(1)                                                         40,000            350,000
                    ----------------------------------------------------------------------------------------------------------------
                    IRIDEX Corp.(1)                                                                       100,000            950,000
                    ----------------------------------------------------------------------------------------------------------------
                    Norland Medical Systems, Inc.(1)                                                       40,000            720,000
                                                                                                                      --------------
                                                                                                                           3,293,750


                    6  Oppenheimer Enterprise Fund


                                                                                                                      Market Value
                                                                                                          Shares      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies &
Services--20.3%
                    Apogee, Inc.(1)                                                                       240,000     $    1,545,000
                    ----------------------------------------------------------------------------------------------------------------
                    Biopsys Medical, Inc.(1)                                                               29,000            413,250
                    ----------------------------------------------------------------------------------------------------------------
                    Calypte Biomedical Corp.(1)                                                            80,000            800,000
                    ----------------------------------------------------------------------------------------------------------------
                    Capstone Pharmacy Services, Inc.(1)                                                   100,000          1,187,500
                    ----------------------------------------------------------------------------------------------------------------
                    Cardiovascular Dynamics, Inc.(1)                                                       70,000          1,050,000
                    ----------------------------------------------------------------------------------------------------------------
                    Carriage Services, Inc.(1)                                                             60,000          1,095,000
                    ----------------------------------------------------------------------------------------------------------------
                    EP MedSystems, Inc.(1)                                                                100,000            550,000
                    ----------------------------------------------------------------------------------------------------------------
                    First Commonwealth, Inc.(1)                                                            29,000            688,750
                    ----------------------------------------------------------------------------------------------------------------
                    General Surgical Innovations, Inc.(1)                                                  50,000            500,000
                    ----------------------------------------------------------------------------------------------------------------
                    HumaScan, Inc.(1)                                                                     150,000            937,500
                    ----------------------------------------------------------------------------------------------------------------
                    IMPATH, Inc.(1)                                                                        50,000            575,000
                    ----------------------------------------------------------------------------------------------------------------
                    Intercardia, Inc.(1)                                                                   38,000            819,375
                    ----------------------------------------------------------------------------------------------------------------
                    Life Medical Sciences, Inc.(1)                                                         70,000            555,625
                    ----------------------------------------------------------------------------------------------------------------
                    Meridian Diagnostics, Inc.                                                             80,000          1,130,000
                    ----------------------------------------------------------------------------------------------------------------
                    Novoste Corp.(1)                                                                       60,000            570,000
                    ----------------------------------------------------------------------------------------------------------------
                    QIAGEN NV(1)                                                                           15,000           3 58,125
                    ----------------------------------------------------------------------------------------------------------------
                    Res-Care, Inc.(1)                                                                      35,000            634,375
                    ----------------------------------------------------------------------------------------------------------------
                    Ventana Medical Systems, Inc.(1)                                                       50,000            750,000
                                                                                                                      --------------
                                                                                                                          14,159,500

------------------------------------------------------------------------------------------------------------------------------------
Energy--5.6%
------------------------------------------------------------------------------------------------------------------------------------
Energy Services &
Producers--4.6%
                    3-D Geophysical, Inc.(1)                                                               75,000            675,000
                    ----------------------------------------------------------------------------------------------------------------
                    FX Energy, Inc.(1)                                                                    100,000            831,250
                    ----------------------------------------------------------------------------------------------------------------
                    HarCor Energy, Inc.(1)                                                                 70,000            306,250
                    ----------------------------------------------------------------------------------------------------------------
                    NUMAR Corp.(1)                                                                         45,000            691,875
                    ----------------------------------------------------------------------------------------------------------------
                    Trico Marine Services, Inc.(1)                                                         30,500            716,750
                                                                                                                      --------------
                                                                                                                           3,221,125

------------------------------------------------------------------------------------------------------------------------------------
Oil-Integrated--1.0%
                    Dailey Petroleum Services Corp.(1)                                                     80,000            730,000

------------------------------------------------------------------------------------------------------------------------------------
Financial--4.3%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--4.3%
                    Investors Financial Services Corp.                                                     45,000          1,018,125
                    ----------------------------------------------------------------------------------------------------------------
                    Rockford Industries, Inc.(1)                                                           40,000            755,000
                    ----------------------------------------------------------------------------------------------------------------
                    Winthrop Resources Corp.                                                               50,000          1,237,500
                                                                                                                      --------------
                                                                                                                           3,010,625

------------------------------------------------------------------------------------------------------------------------------------
Industrial--12.1%
------------------------------------------------------------------------------------------------------------------------------------
Industrial Services--10.3%
                    CORT Business Services Corp.(1)                                                        35,000            700,000
                    ----------------------------------------------------------------------------------------------------------------
                    Data Processing Resources Corp.(1)                                                     15,000            277,500
                    ----------------------------------------------------------------------------------------------------------------
                    DYNAMEX, INC.(1)                                                                      100,000            825,000

                    ----------------------------------------------------------------------------------------------------------------
                    ICT Group, Inc.(1)                                                                     15,000            243,750
                    ----------------------------------------------------------------------------------------------------------------
                    PC Service Source, Inc.(1)                                                             25,000            350,000
                    ----------------------------------------------------------------------------------------------------------------
                    Right Management Consultants, Inc.(1)                                                   5,000            120,625
                    ----------------------------------------------------------------------------------------------------------------
                    Service Experts, Inc.(1)                                                              100,000          1,637,500
                    ----------------------------------------------------------------------------------------------------------------
                    Stericycle, Inc.(1)                                                                    75,000            731,250
                    ----------------------------------------------------------------------------------------------------------------
                    Superior Services, Inc.(1)                                                             50,000            812,500


                    Statement of Investments   (Continued)

                                                                                                                      Market Value
                                                                                                          Shares      See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Industrial Services
(continued)
                    Unidigital, Inc.(1)                                                                    90,000    $      573,750
                    ----------------------------------------------------------------------------------------------------------------
                    Vincam Group, Inc.(1)                                                                  30,000           900,000
                                                                                                                     --------------
                                                                                                                          7,171,875

------------------------------------------------------------------------------------------------------------------------------------
Transportation--1.8%
                    Genesee & Wyoming, Inc., Cl. A(1)                                                      50,000         1,250,000
------------------------------------------------------------------------------------------------------------------------------------
Technology--19.0%
------------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--2.8%
                    CHS Electronics, Inc.(1)                                                               40,000           480,000
                    ----------------------------------------------------------------------------------------------------------------
                    Encad, Inc.(1)                                                                         30,000           870,000
                    ----------------------------------------------------------------------------------------------------------------
                    MicroTouch Systems, Inc.(1)                                                            40,000           590,000
                                                                                                                     --------------
                                                                                                                          1,940,000

------------------------------------------------------------------------------------------------------------------------------------
Computer Software--13.7%
                    ANSYS, Inc.(1)                                                                         80,000           910,000
                    ----------------------------------------------------------------------------------------------------------------
                    Engineering Animation, Inc.(1)                                                          9,500           182,875
                    ----------------------------------------------------------------------------------------------------------------
                    Gensym Corp.(1)                                                                        30,000           637,500
                    ----------------------------------------------------------------------------------------------------------------
                    Inference Corp., Cl. A(1)                                                              50,000           781,250
                    ----------------------------------------------------------------------------------------------------------------
                    Integrated Measurement Systems, Inc.(1)                                                30,000           517,500
                    ----------------------------------------------------------------------------------------------------------------
                    Mecon, Inc.(1)                                                                         35,000           833,438
                    ----------------------------------------------------------------------------------------------------------------
                    OrCAD, Inc.(1)                                                                         31,500           346,500
                    ----------------------------------------------------------------------------------------------------------------
                    Planning Sciences International PLC, Sponsored ADR(1)                                  31,000           426,250
                    ----------------------------------------------------------------------------------------------------------------
                    Siebel Systems, Inc.(1)                                                                20,000           822,500
                    ----------------------------------------------------------------------------------------------------------------
                    Software 2000, Inc.(1)                                                                 50,000           556,250
                    ----------------------------------------------------------------------------------------------------------------
                    SPSS, Inc.(1)                                                                          10,000           238,750
                    ----------------------------------------------------------------------------------------------------------------
                    SQA, Inc.(1)                                                                           30,000           712,500
                    ----------------------------------------------------------------------------------------------------------------
                    Verilink Corp.(1)                                                                      30,000           772,500
                    ----------------------------------------------------------------------------------------------------------------
                    Versant Object Technology Corp.(1)                                                     40,000           660,000
                    ----------------------------------------------------------------------------------------------------------------
                    Visigenic Software, Inc.(1)                                                            90,000         1,192,500
                    ----------------------------------------------------------------------------------------------------------------
                                                                                                                          9,590,313
                                                                                                                     --------------

------------------------------------------------------------------------------------------------------------------------------------
Electronics--2.5%
                    BENCHMARQ Microelectronics, Inc.(1)                                                    50,000           537,500
                    ----------------------------------------------------------------------------------------------------------------
                    Mackie Designs, Inc.(1)                                                                28,000           255,500

                    ----------------------------------------------------------------------------------------------------------------
                    Ultrak, Inc.(1)                                                                        40,000           950,000
                                                                                                                     --------------
                                                                                                                          1,743,000
                                                                                                                     --------------
                    Total Common Stocks (Cost $56,526,193)                                                               67,438,125

                                                                                                       Face
                                                                                                       Amount
====================================================================================================================================
Repurchase Agreement--5.7%
------------------------------------------------------------------------------------------------------------------------------------
                    Repurchase agreement with PaineWebber, Inc., 5.25%, dated 8/30/96, to be repurchased at $4,002,333 on 9/3/96, collateralized by U.S. Treasury
                    Nts., 5.50%--9.25%, 6/30/98--3/31/01, with a value of $4,126,661
                    (Cost $4,000,000)                                                                  $4,000,000         4,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $60,526,193)                                                              102.2%       71,438,125
------------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                        (2.2)       (1,565,586)
                                                                                                            -----    --------------
Net Assets                                                                                                  100.0%   $   69,872,539
                                                                                                            =====    ==============

1.   Non-income producing security

2. Identifies issues considered to be illiquid--See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                    Statement of Assets and Liabilities   August 31, 1996

===================================================================================================================================
Assets              Investments, at value (cost $60,526,193)--see accompanying statement                               $ 71,438,125
                    ---------------------------------------------------------------------------------------------------------------
                    Cash                                                                                                     83,218
                    ---------------------------------------------------------------------------------------------------------------
                    Receivables:
                    Shares of beneficial interest sold                                                                      138,069
                    Interest and dividends                                                                                    1,167
                    ---------------------------------------------------------------------------------------------------------------
                    Other                                                                                                    16,762
                                                                                                                       ------------
                    Total assets                                                                                         71,677,341

===================================================================================================================================
Liabilities         Payables and other liabilities:
                    Investments purchased                                                                                 1,631,127
                    Shares of beneficial interest redeemed                                                                   60,853
                    Distribution and service plan fees                                                                       27,530
                    Shareholder reports                                                                                      23,793
                    Trustees' fees                                                                                            6,505
                    Transfer and shareholder servicing agent fees                                                             5,825
                    Other                                                                                                    49,169
                                                                                                                       ------------
                    Total liabilities                                                                                     1,804,802

===================================================================================================================================
Net Assets                                                                                                             $ 69,872,539
                                                                                                                       ============

===================================================================================================================================
Composition of      Paid-in capital                                                                                    $ 56,700,270
Net Assets          ---------------------------------------------------------------------------------------------------------------
                    Accumulated net investment loss                                                                          (2,168)
                    ---------------------------------------------------------------------------------------------------------------
                    Accumulated net realized gain on investment transactions                                              2,262,505
                    ---------------------------------------------------------------------------------------------------------------
                    Net unrealized appreciation on investments                                                           10,911,932
                                                                                                                       ------------
                    Net assets                                                                                         $ 69,872,539
                                                                                                                       ============

===================================================================================================================================
Net Asset Value     Class A Shares:
Per Share           Net asset value and redemption price per share (based on net assets of $44,421,134
                    and 2,870,373 shares of beneficial interest outstanding)                                                 $15.48
                    Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)          $16.42

                    ---------------------------------------------------------------------------------------------------------------
                    Class B Shares:
                    Net asset value, redemption price and offering price per share (based on net assets
                    of $20,605,760 and 1,339,024 shares of beneficial interest outstanding)                                  $15.39

                    ---------------------------------------------------------------------------------------------------------------
                    Class C Shares:
                    Net asset value, redemption price and offering price per share (based on net assets
                    of $4,845,645 and 314,939 shares of beneficial interest outstanding)                                     $15.39

                    See accompanying Notes to Financial Statements.


                    Statement of Operations   For the Period from November 7, 1995 (commencement of operations) to August 31, 1996

===================================================================================================================================
Investment Income   Interest                                                                                            $   402,125
                    ---------------------------------------------------------------------------------------------------------------
                    Dividends                                                                                                 6,300
                                                                                                                       ------------
                    Total income                                                                                            408,425

===================================================================================================================================
Expenses            Management fees--Note 4                                                                                 294,228
                    ---------------------------------------------------------------------------------------------------------------
                    Distribution and service plan fees--Note 4:
                    Class A                                                                                                  56,100
                    Class B                                                                                                 115,103
                    Class C                                                                                                  28,304
                    ---------------------------------------------------------------------------------------------------------------
                    Transfer and shareholder servicing agent fees--Note 4                                                   119,738
                    ---------------------------------------------------------------------------------------------------------------
                    Shareholder reports                                                                                      75,272
                    ---------------------------------------------------------------------------------------------------------------
                    Registration and filing fees:
                    Class A                                                                                                  14,116
                    Class B                                                                                                   6,607
                    Class C                                                                                                   1,542
                    ---------------------------------------------------------------------------------------------------------------
                    Legal and auditing fees                                                                                  20,309
                    ---------------------------------------------------------------------------------------------------------------
                    Trustees' fees and expenses--Note 1                                                                      11,777
                    ---------------------------------------------------------------------------------------------------------------
                    Custodian fees and expenses                                                                              17,968
                    ---------------------------------------------------------------------------------------------------------------
                    Other                                                                                                     5,617
                                                                                                                       ------------
                    Total expenses                                                                                          766,681
                    Less expenses paid indirectly                                                                           (15,107)
                                                                                                                       ------------
                    Net expenses                                                                                            751,574

===================================================================================================================================
Net Investment Loss                                                                                                        (343,149)

===================================================================================================================================
Realized and        Net realized gain on investments                                                                      2,595,623
Unrealized Gain     ---------------------------------------------------------------------------------------------------------------
                    Net change in unrealized appreciation or depreciation on investments                                 10,911,932
                                                                                                                       ------------
                    Net realized and unrealized gain                                                                     13,507,555

===================================================================================================================================
Net Increase in Net Assets Resulting From Operations                                                                   $ 13,164,406
                                                                                                                       ============

                    See accompanying Notes to Financial Statements.


                    Statement of Changes in Net Assets

                                                                                                                       Period Ended
                                                                                                                       August 31,

                                                                                                                       1996(1)
===================================================================================================================================
Operations          Net investment loss                                                                                $   (343,149)
                    ---------------------------------------------------------------------------------------------------------------
                    Net realized gain                                                                                     2,595,623
                    ---------------------------------------------------------------------------------------------------------------
                    Net change in unrealized appreciation or depreciation                                                10,911,932
                                                                                                                       ------------
                    Net increase in net assets resulting from operations                                                 13,164,406

===================================================================================================================================
Beneficial          Net increase in net assets resulting from beneficial interest
Interest            transactions--Note 2:
Transactions        Class A                                                                                              35,949,485
                    Class B                                                                                              16,853,753
                    Class C                                                                                               3,904,895

===================================================================================================================================
Net Assets          Total increase                                                                                       69,872,539
                    ---------------------------------------------------------------------------------------------------------------
                    Beginning of period                                                                                        --
                                                                                                                       ------------
                    End of period (including accumulated net investment loss of $2,168)                                $ 69,872,539
                                                                                                                       ============

                    1. For the period from November 7, 1995 (commencement of operations) to August 31, 1996.

                    See accompanying Notes to Financial Statements.


                    Financial Highlights

                                                                       Class A          Class B          Class C
                                                                       -------          -------          -------
                                                                       Period           Period           Period
                                                                       Ended            Ended            Ended
                                                                       Aug. 31,         Aug. 31,         Aug. 31,
                                                                       1996(1)          1996(1)          1996(1)
================================================================================================================
                    Per Share Operating Data:
                    Net asset value, beginning of period               $10.00           $10.00           $10.00
                    --------------------------------------------------------------------------------------------

                    Income (loss) from investment operations:
                    Net investment loss                                  (.05)            (.14)            (.14)
                    Net realized and unrealized gain                     5.53             5.53             5.53
                                                                       ------           ------           ------
                    Total income from investment operations              5.48             5.39             5.39
                    --------------------------------------------------------------------------------------------
                    Net asset value, end of period                     $15.48           $15.39           $15.39
                                                                       ======           ======           ======

                    ============================================================================================
                    Total Return, at Net Asset Value(2)                 54.80%           53.90%           53.90%

                    ============================================================================================
                    Ratios/Supplemental Data:
                    Net assets, end of period (in thousands)          $44,421          $20,606           $4,846
                    --------------------------------------------------------------------------------------------
                    Average net assets (in thousands)                 $30,655          $14,123           $3,472
                    --------------------------------------------------------------------------------------------
                    Ratios to average net assets:(3)
                    Net investment loss                                 (0.59)%          (1.37)%          (1.35)%
                    Expenses(4)                                          1.66%            2.44%            2.43%
                    --------------------------------------------------------------------------------------------
                    Portfolio turnover rate(5)                          155.6%           155.6%           155.6%
                    Average brokerage commission rate(6)              $0.0579          $0.0579          $0.0579


                    1. For the period from November 7, 1995 (commencement of operations) to August 31, 1996.

                    2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

                    3. Annualized.

                    4. The expense ratio reflects the effect of gross expenses paid indirectly by the Fund.

                    5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1996 were $119,556,759 and $65,626,188, respectively.

                    6. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

                    See  accompanying Notes to Financial Statements.

Notes to Financial Statements

================================================================================
1. Significant
Accounting Policies

Oppenheimer Enterprise Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation, primarily through investment in equity securities. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class B and Class C shares may be subject to a contingent deferred sales charge. All three classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term ``non--money market'' debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term ``money market type'' debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the period ended August 31, 1996, a provision of $2,168 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $2,168 at August 31, 1996.

================================================================================
1. Significant
Accounting Policies
(continued)

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Organization Costs. The Manager advanced $13,000 for organization and start-up costs of the Fund. Such expenses are being amortized over a five-year period from the date operations commenced. In the event that all or part of the Manager's initial investment in shares of the Fund is withdrawn during the amortization period, the redemption proceeds will be reduced to reimburse the Fund for any unamortized expenses, in the same ratio as the number of shares redeemed bears to the number of initial shares outstanding at the time of such redemption.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

      During the period ended August 31, 1996, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended August 31, 1996, amounts have been reclassified to reflect a decrease in accumulated net investment loss of $340,981, a decrease in accumulated net realized gain on investments of $333,118, and a decrease in paid-in capital of $7,863.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of
Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              Period Ended August 31, 1996(1)
                                              ----------------------------------
                                              Shares               Amount
--------------------------------------------------------------------------------
Class A:
Sold                                          3,497,248            $ 45,306,140
Redeemed                                       (626,875)             (9,356,655)
                                              ---------            ------------
Net increase                                  2,870,373            $ 35,949,485
                                              =========            ============

--------------------------------------------------------------------------------
Class B:
Sold                                          1,532,771            $ 19,742,737
Redeemed                                       (193,747)             (2,888,984)
                                              ---------            ------------
Net increase                                  1,339,024            $ 16,853,753
                                              =========            ============

--------------------------------------------------------------------------------
Class C:
Sold                                            395,954            $  5,114,214
Redeemed                                        (81,015)             (1,209,319)
                                              ---------            ------------
Net increase                                    314,939            $  3,904,895
                                              =========            ============

1. For the period from November 7, 1995 (commencement of operations) to August 31, 1996.

================================================================================
3. Unrealized Gains and
Losses on Investments

At August 31, 1996, net unrealized appreciation on investments of $10,911,932 was composed of gross appreciation of $12,380,992, and gross depreciation of $1,469,060.

================================================================================
4. Management Fees
And Other Transactions
With Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of aggregate net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of net assets in excess of $800 million. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

      For the period ended August 31, 1996, commissions (sales charges paid by investors) on sales of Class A shares totaled $552,815, of which $122,988 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $604,547 and $41,302, of which $8,752 was paid to an affiliated broker/dealer for Class B. During the period ended August 31, 1996, OFDI received contingent deferred sales charges of $20,035 and $1,237, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

      OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

      Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

      The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the period ended August 31, 1996, OFDI paid $1,282 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

      The Fund has adopted compensation type Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. If the Plans are terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the period ended August 31, 1996, OFDI retained $110,782 and $25,804, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. At August 31, 1996, OFDI had incurred unreimbursed expenses of $688,429 for Class B and $74,784 for Class C.

================================================================================
5. Illiquid and Restricted
Securities

At August 31, 1996, investments in securities included issues that are illiquid or restricted. The securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. The aggregate value of these securities subject to this limitation at August 31, 1996 was $231,562, which represents 0.33% of the Fund's net assets. Information concerning these securities is as follows:

                                               Cost       Valuation Per Unit
Security                    Acquisition Date   Per Unit   As of August 31, 1996
--------------------------------------------------------------------------------
Silver Diner, Inc.          7/10/96            $5.50      $4.63

                                    Appendix

                            Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts
Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable  Television
Chemicals
Commercial  Finance
Computer  Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified  Financial
Diversified  Media
Drug Stores
Drug  Wholesalers
Durable  Household  Goods
Education
Electric  Utilities
Electrical  Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental
Food
Gas Transmission
Gas Utilities
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing &  Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings  &  Loans
Shipping
Special  Purpose  Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon Altman Butowsky
  Weitzen Shalov & Wein
114 West 47th Street
New York, New York 10036









885SAI

                           OPPENHEIMER ENTERPRISE FUND


                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

         (a)      Financial Statements
                  --------------------

                  (1)      Financial Highlights (See  Parts A and B):
Filed herewith.

                  (2) Independent Auditors' Report (See Part B): Filed herewith.

                  (3) Statement of Investments (See Part B): Filed herewith.

                  (4)      Statement of Assets and Liabilities (See Part B):
Filed herewith.

                  (5) Statement of Operations (See Part B): Filed herewith.

                  (6)      Statement of Changes in Net Assets (See Part B):
Filed herewith.

                  (7) Notes to Financial Statements (See Part B): Filed herewith.

         (b)      Exhibits:
                  --------

                  (1)      (i)        Form of Registrant's Declaration of Trust
dated 3/16/95: Previously filed with Registrant's Registration
Statement, 3/23/95, and incorporated herein by reference.

     (ii) Registrant's Amended and Restated Declaration of Trust dated 10/20/95:
Filed with Registrant's Pre-Effective

Amendment No. 2, 10/26/95, and incorporated herein by reference.

                  (2) By-Laws dated 3/16/95: Previously filed with Registrant's Registration Statement, 3/23/95, and incorporated herein by reference.

                  (3)      Not applicable.

                  (4)      (i)         Specimen Class A Share Certificate:
 Filed herewith.

                           (ii)        Specimen Class B Share Certificate:
 Filed herewith.

                           (iii)       Specimen Class C Share Certificate:
 Filed herewith.

                  (5) Form of Investment Advisory Agreement: Previously filed with Registrant's Registration Statement, 3/23/95, and incorporated herein by reference.

                  (6)      (i)         Form of General Distributor's Agreement:
Previously filed with Registrant's Registration Statement, 3/23/95, and incorporated herein by reference.

                           (ii)        Form of  OppenheimerFunds
Distributor, Inc. Dealer Agreement: Filed with Post-Effective
Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No.
33-17850), 9/30/94, and incorporated herein by reference.

                           (iii)       Form of  OppenheimerFunds
Distributor, Inc. Broker Agreement: Filed with Post-Effective
Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No.
33-17850), 9/30/94, and incorporated herein by reference.

                           (iv)        Form of  OppenheimerFunds
Distributor, Inc. Agency Agreement: Filed with Post-Effective
Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No.
33-17850), 9/30/94, and incorporated herein by reference.

     (v) Broker Agreement between OppenheimerFunds Distributor, Inc. and Newbridge Securities, Inc. dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 11/1/86, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (7) Retirement Plan for Non-Interested Trustees or Directors: Filed with Post-Effective Amendment No. 97 of Oppenheimer Fund (Reg. No. 2-14588), 8/30/90, refiled with Post- Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2- 45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (8) Form of  Custodian  Agreement  between  Registrant  and The Bank of New
York: Previously filed with Registrant's Registration Statement, 3/23/95, and incorporated herein by reference.

                  (9)      Not applicable.

                  (10) Form of Opinion and Consent of Counsel: Filed with Registrant's Pre-Effective Amendment No. 2, 10/26/95, and incorporated hereby reference.

                  (11)     Independent Auditors' Consent:  Filed herewith.

                  (12)     Not applicable.

                  (13)     Investment Letter from OppenheimerFunds, Inc. to
Registrant: Filed with Registrant's Pre-Effective Amendment No. 2, 10/26/95, and incorporated herein by reference.

     (14) (i) Form of Standardized and Non-Standardized Profit-Sharing Plans and Money Purchase Plans for self-employed persons and corporations: Filed with Post-Effective Amendment No. 3 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 1/31/92, and refiled with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (ii) Form of Individual Retirement Account Trust Agreement: Filed with Post-Effective Amendment No. 21 of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93 and incorporated herein by reference.

     (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Previously filed with Post-Effective Amendment No. 47 of the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

     (iv) Form of prototype 401(k) Plan: Filed with Post-Effective Amendment No. 7 of Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378), 9/28/95, and incorporated by reference.

     (v)  Form  of  SAR-SEP   Simplified   Employee   Pension  IRA:  Filed  with
Post-Effective Amendment No. 19 to the Registration Statement of Oppenheimer Integrity Funds (File No. 2-76547), 3/1/94, and incorporated herein by reference.

                  (15) (i) Form of Service Plan and Agreement for Class A shares under Rule 12b-1: Previously filed with Registrant's Registration Statement, 3/23/95, and incorporated herein by reference.

                           (ii)        Form of Distribution and Service Plan and
Agreement for Class B shares under Rule 12b-1: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration
Statement, 9/6/95, and incorporated herein by reference.

     (iii) Form of Distribution and Service Plan and Agreement for Class C shares under Rule 12b-1: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement, 9/6/95, and incorporated herein by reference.

                  (16) Performance Data Computation Schedule: Filed herewith.

     (17) (i) Financial Data Schedule for Class A shares: Filed herewith.

     (ii) Financial Data Schedule for Class B shares: Filed herewith.

     (iii) Financial Data Schedule for Class C shares:

Filed herewith.

     (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95:
Filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California Municipal Fund (33-23566), 11/1/95, and incorporated herein by reference.

                  --       Powers of Attorney and Certified Board Resolutions:
Previously filed with Registrant's Registration Statement, 3/23/95, and incorporated herein by reference.

     -- Power of Attorney of Bridget A. Macaskill: Filed with Registrant's Post-Effective Amendment No. 1, 4/30/96, and incorporated herein by reference.

Item 25.          Persons Controlled by or Under Common Control with
                  Registrant
--------          -------------------------------------------------------

         None.

Item 26.          Number of Holders of Securities
--------          -------------------------------
                                           Number of Record
                                           Holders as of
Title of Class                             December 16, 1996
--------------                             -----------------

Class A Shares of Beneficial Interest         4,604
Class B Shares of Beneficial Interest         2,057
Class C Shares of Beneficial Interest           364

Item 27.          Indemnification
--------          ---------------

         Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 24(b)(1)(ii) to this Registration Statement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

         (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

         (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position                              Other Business and Connections
with OppenheimerFunds, Inc.                          During the Past Two Years
---------------------------                          ------------------------------
Mark J.P. Anson,
 Vice President                                      Vice President of Oppenheimer Real
                                                     Asset Management, Inc. ("ORAMI");
                                                     formerly Vice President of Equity
                                                     Derivatives at Salomon Brothers,
                                                     Inc.

Peter M. Antos,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer funds;
                                                     a    Chartered    Financial
                                                     Analyst;     Senior    Vice
                                                     President  of  HarbourView;
                                                     prior to March, 1996 he was
                                                     the senior

                                                        C-5




                                                     equity portfolio manager for the
                                                     Panorama Series Fund, Inc. (the
                                                     "Company") and other mutual funds
                                                     and pension funds managed by G.R.
                                                     Phelps & Co. Inc. ("G.R. Phelps"),
                                                     the Company's former investment
                                                     adviser, which was a subsidiary of
                                                     Connecticut Mutual Life Insurance
                                                     Company; was also responsible for
                                                     managing the common stock department
                                                     and common stock investments of
                                                     Connecticut Mutual Life Insurance
                                                     Co.

Lawrence Apolito,
Vice President                                       None.

Victor Babin,
Senior Vice President                                None.

** 1 Bruce Bartlett,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     formerly  a Vice  President
                                                     and    Senior     Portfolio
                                                     Manager at First of America
                                                     Investment Corp.

Ellen Batt,
Assistant Vice President                             None

Kathleen Beichert,
Assistant Vice President                             Formerly employed by Smith Barney,
                                                     Inc.

David Bernard,
Vice President                                       Previously a Regional Sales Director
                                                     for Retirement Plan Services at
                                                     Charles Schwab & Co., Inc.

Robert J. Bishop,
 Vice President                                      Assistant Treasurer of the
                                                     Oppenheimer  funds (listed
                                                     below); previously a Fund Controller
                                                     for OppenheimerFunds, Inc. (the
                                                     "Manager").

                                                        C-6




{* 1 moved from here; text not shown}


George Bowen, Senior Vice
{* 4 moved from here; text not shown}

President & Treasurer                                Treasurer of the New York-based
                                                     Oppenheimer  funds; Vice
                                                     President, Assistant Secretary and
                                                     Treasurer of the Denver-based
                                                     Oppenheimer Funds. Vice President
                                                     and Treasurer of OppenheimerFunds
                                                     Distributor, Inc. (the
                                                     "Distributor") and HarbourView Asset
                                                     Management Corporation
                                                     ("HarbourView"), an investment
                                                     adviser subsidiary of the Manager;
                                                     Senior Vice President, Treasurer,
                                                     Assistant Secretary and a director
                                                     of Centennial Asset Management
                                                     Corporation ("Centennial"), an
                                                     investment adviser subsidiary of the
                                                     Manager; Vice President, Treasurer
                                                     and Secretary of Shareholder
                                                     Services, Inc. ("SSI") and
                                                     Shareholder Financial Services, Inc.
                                                     ("SFSI"), transfer agent
                                                     subsidiaries of the Manager;
                                                     Director, Treasurer and Chief
                                                     Executive Officer of MultiSource
                                                     Services, Inc.; Vice President and
                                                     Treasurer of Oppenheimer Real Asset
                                                     Management, Inc.; President,
                                                     Treasurer and Director of Centennial
                                                     Capital Corporation; Vice President
                                                     and Treasurer of Main Street

                                                        C-7




                                                     Advisers.

Scott Brooks,
Assistant Vice President                             None.

Susan Burton,
Assistant Vice President                             Previously a Director of Educational
                                                     Services for H.D. Vest Investment
                                                     Securities, Inc.

Michael A. Carbuto,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     Centennial.

Ruxandra Chivu,
Assistant Vice President                             None.

{* 7 moved from here; text not shown}



O. Leonard Darling,
Executive Vice President                             Formerly Co-Director of Fixed Income
                                                     for State Street Research &
                                                     Management Co.

Robert A. Densen,
Senior Vice President                                None.

Robert Doll, Jr.,

{* 2 moved from here; text not shown}
Executive Vice President
and Director                                         An officer and/or portfolio manager
                                                     of certain Oppenheimer funds.

John                                                 Doney,  Vice  President  An
                                                     officer  and/or   portfolio
                                                     manager      of     certain
                                                     Oppenheimer funds.

** 2 Andrew J. Donohue,
Executive Vice President,
General Counsel and
Director                                             Secretary of the New York-based
                                                     Oppenheimer funds; Vice President
                                                     and Secretary of the Denver-based
                                                     Oppenheimer funds; Secretary of the
                                                     Oppenheimer Quest and Oppenheimer
                                                     Rochester funds; Executive Vice
                                                     President, Director and General
                                                     Counsel of the Distributor;
                                                     President and a Director of
                                                     Centennial; Chief Legal Officer and
                                                     a Director of MultiSource Services,
                                                     Inc.; President and a Director of
                                                     Oppenheimer Real Asset Management,
                                                     Inc.; Executive Vice President,
                                                     General Counsel and Director of SFSI
                                                     and SSI; formerly Senior Vice

                                                        C-8




                                                     President and Associate General
                                                     Counsel of the Manager and the
                                                     Distributor.

George Evans,
Vice President                                        An officer
                                                     and/or portfolio manager of certain
                                                     Oppenheimer funds.

Scott Farrar,
 Vice President                                      Assistant Treasurer of the

                                                     New York-based and Denver-based
                                                     Oppenheimer funds.

Katherine P. Feld,
Vice President
& Secretary                                          Vice President and Secretary of
                                                     OppenheimerFunds Distributor, Inc.;
                                                     Secretary of HarbourView Asset Management
                                                     Corporation, MultiSource Services,
                                                     Inc. and Centennial Asset Management
                                                     Corporation; Secretary, Vice
                                                     President and Director of Centennial
                                                     Capital  Corporation; Vice
                                                     President and Secretary of ORAMI.

Ronald H. Fielding, Senior
Vice President; Chairman:
Rochester Division                                   An officer, Director and/or
                                                     portfolio manager of certain
                                                     Oppenheimer funds. Formerly Chairman
                                                     of the Board and Director of
                                                     Rochester Fund Distributors, Inc.
                                                     ("RFD"), President and Director
                                                     of Fielding Management Company, Inc.
                                                     ("FMC"), President and Director
                                                     of Rochester Capital Advisors, Inc.
                                                     ("RCAI"), Managing Partner of
                                                     Rochester Capital Advisors, L.P.,
                                                     President and Director of Rochester

                                                        C-9




                                                     Fund Services, Inc. ("RFS"),
                                                     President and Director of Rochester
                                                     Tax Managed Fund, Inc.


John Fortuna,
** 3 Vice President                                  None.

Jon S. Fossel,
Chairman of the Board                                Director of OAC, the Manager's
                                                     parent holding company; President,
                                                     CEO and a director of HarbourView; a
                                                     director of SSI and SFSI; President,
                                                     Director, Trustee, and Managing
                                                     General Partner of the Denver-based
                                                     Oppenheimer  funds; President
                                                     and Chairman of the
                                                     Mains Street Advisers, Inc.;
                                                     formerly Chief Executive Officer of
                                                     the Manager.

Patricia Foster,

Vice President                                       Formerly she held the following
                                                     positions:  An officer of certain
                                                     Oppenheimer funds; Secretary and
                                                     General Counsel of Rochester Capital
                                                     Advisors, L.P. and Secretary of
                                                     Rochester Tax Managed Fund, Inc.

Robert G. Galli,
Vice Chairman                                        Trustee of the New York-based
                                                     Oppenheimer Funds; Vice President
                                                     and Counsel of OAC; formerly he held
                                                     the following positions: Vice President
                                                     and a director of HarbourView and
                                                     Centennial, a director of SFSI and
                                                     SSI, an officer of other Oppenheimer
                                                     Funds .

Linda Gardner,
Assistant Vice President                             None.

Janelle Gellermann,
Assistant Vice President                             None.

Jill Glazerman,                                      None.
** 4 Assistant Vice President

Ginger Gonzalez,
Vice President, Director of
Marketing                                            Communications Formerly 1st
                                                     Vice  President  / Director
                                                     of   Graphic    and   Print
                                                     Communications for Shearson
                                                     Lehman Brothers.

Mildred Gottlieb,
Assistant Vice President                             Formerly served as a Strategy
                                                     Consultant for the Private Client
                                                     Division of Merrill Lynch.

Caryn Halbrecht,
Vice President
                                                     An officer and/or portfolio
                                                     manager      of     certain
                                                     Oppenheimer funds; formerly
                                                     Vice   President  of  Fixed
                                                     Income Portfolio Management
                                                     at Bankers Trust.

Barbara Hennigar,
** 5 Executive Vice President
and President and Chief
Executive Officer of
OppenheimerFunds Services,
a division of the Manager                            President and Director of SFSI;
                                                     President and Chief Executive
                                                     Officer of SSI.

Dorothy Hirshman,

                                                       C-10




Assistant Vice President                             None.

Alan Hoden,
Vice President                                       None.

{* 3 moved from here; text not shown}

Merryl Hoffman,
Vice President                                       None.

Scott T. Huebl,
Assistant Vice President                             None.

Richard Hymes,
Assistant Vice President                             None.

Jane Ingalls,
Assistant Vice President                             Formerly a Senior Associate with
                                                     Robinson, Lake/Sawyer Miller.



Ronald Jamison,
Vice President                                       Formerly Vice President and  Associate General Counsel
                                                     at Prudential Securities, Inc.

Frank Jennings,
Vice President                                        An
                                                     officer and/or portfolio manager of
                                                     certain Oppenheimer funds.  Formerly
                                                     a Managing Director of Global
                                                     Equities at Paine Webber's Mitchell
                                                     Hutchins division.


{* 6 moved from here; text not shown}

Heidi Kagan,
Assistant Vice President                             None.

Thomas W. Keffer,
Vice President                                       Formerly Senior Managing Director of

                                                       C-11




                                                     Van Eck Global.

Avram Kornberg,
Vice President                                       Formerly a Vice President with
                                                     Bankers Trust.

Paul LaRocco,

Vice President                                       An officer and/or portfolio manager
                                                     of certain Oppenheimer funds.
                                                     Formerly a Securities Analyst for
                                                     Columbus Circle Investors.

Michael Levine,
Assistant Vice President                             None.

Stephen F. Libera,
Vice President                                       An officer and/or portfolio manager
                                                     of certain Oppenheimer funds; a
                                                     Chartered Financial Analyst; a Vice
                                                     President of HarbourView; prior to
                                                     March, 1996 he was the senior bond
                                                     portfolio manager for Panorama
                                                     Series Fund, Inc., other mutual
                                                     funds and pension accounts managed
                                                     by G.R. Phelps; was also responsible
                                                     for managing the public fixed-income
                                                     securities department at Connecticut
                                                     Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                                       None.

Loretta McCarthy,
Executive Vice President                             None.


                                                       C-12




Bridget Macaskill,
President, Chief
Executive Officer
and Director                                         President, Director and Trustee of
                                                     the New York-based and the Denver-
                                                     based Oppenheimer funds; President
                                                     and a Director of OAC, HarbourView
                                                     and Oppenheimer Partnership
                                                     Holdings, Inc.; Director of  ORAMI;
                                                     Chairman and Director of SSI; a
                                                     Director of Oppenheimer Real Asset
                                                     Management, Inc.

Timothy Martin,
Assistant Vice President                             Formerly Vice President, Mortgage
                                                      Trading,
                                                     at S.N. Phelps & Co., Salomon
                                                     Brothers, and Kidder Peabody.

Sally Marzouk,
Vice President                                       None.




Lisa Migan,
Assistant Vice President                             None.

Robert J. Milnamow,
Vice President                                       An officer and/or
                                                     portfolio manager of certain
                                                     Oppenheimer
                                                     funds. Formerly a Portfolio Manager
                                                     with Phoenix Securities Group.

Denis R. Molleur,
Vice President                                       None.

Kenneth Nadler,
Vice President                                       None.


                                                       C-13




David Negri,
Vice President                                        An officer
                                                     and/or portfolio manager of certain
                                                     Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President                             None.

Robert A. Nowaczyk,
Vice President                                       None.

Robert E. Patterson,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

John Pirie,
Assistant Vice President                             Formerly a Vice President with
                                                     Cohane Rafferty Securities, Inc.

Tilghman G. Pitts III,
{* 5 moved from here; text not shown}
                                                     Executive Vice President Chairman
                                                     and Director of the Distributor.

Jane Putnam,
Vice President
                                                     An officer and/or portfolio manager
                                                     of certain Oppenheimer funds.
                                                     Formerly Senior Investment Officer
                                                     and Portfolio Manager with Chemical
                                                     Bank.

Russell Read,
Vice President
                                                     Consultant for Prudential Insurance
                                                     on behalf of the General Motors
                                                     Pension Plan.

Thomas Reedy,
Vice President                                        An officer and/or
                                                     portfolio manager of certain
                                                     Oppenheimer funds. Formerly a
                                                     Securities Analyst for the Manager.

David Robertson,
Vice President                                       None.

Adam Rochlin,
Vice President                                       Formerly a Product Manager for
                                                     Metropolitan Life Insurance Company.

Michael S. Rosen, Vice
President; President:
Rochester Division                                   An officer and/or portfolio manager
                                                     of certain Oppenheimer funds.
                                                     Formerly  Vice
                                                     President of RFS, President and
                                                     Director of RFD, Vice President
                                                     and Director of FMC, Vice
                                                     President and director of RCAI,
                                                     General Partner of RCA, an officer and/or
                                                     portfolio manager of certain
                                                     Oppenheimer funds.

David Rosenberg,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Richard H. Rubinstein,
                                                      Senior  Vice   PresidentAn
                                                     officer  and/or   portfolio
                                                     manager      of     certain
                                                     Oppenheimer funds; formerly
                                                     Vice      President     and
                                                     Portfolio  Manager/Security
                                                     Analyst   for   Oppenheimer
                                                     Capital      Corp.,      an
                                                     investment adviser.

Lawrence Rudnick,
Assistant
Vice President                                       Formerly Vice President of Dollar
                                                     Dry Dock Bank.

James Ruff,
Executive Vice President                             None.

Valerie Sanders,
** 6 Vice President                                  None.

Ellen Schoenfeld,
Assistant Vice President                             None.


                                                       C-14




Stephanie Seminara,
Vice President                                       Formerly Vice President of Citicorp
                                                     Investment Services.

Diane Sobin,
Vice President
                                                     An officer and/or portfolio
                                                     manager      of     certain
                                                     Oppenheimer funds; formerly
                                                     a Vice President and Senior
                                                     Portfolio  Manager for Dean
                                                     Witter InterCapital, Inc.

Richard A. Soper,                                    None.
** 7 Assistant Vice President

Nancy Sperte,
Executive Vice President                             None.

Donald W. Spiro,
Chairman Emeritus                                     Vice Chairman and
                                                     Trustee of the New York-based
                                                     Oppenheimer Funds; formerly Chairman
                                                     of the Manager and the Distributor.

Arthur Steinmetz,
Senior Vice President                                 An officer
                                                     and/or portfolio manager of certain
                                                     Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President                                 An officer
                                                     and/or portfolio manager of certain

                                                       C-15




                                                     Oppenheimer funds.

John Stoma, Senior Vice
President, Director
Retirement Plans                                     Formerly Vice President of U.S.
                                                     Group Pension Strategy and Marketing
                                                      for Manulife Financial.

Michael C. Strathearn,
Vice President                                       An officer and/or portfolio manager
                                                     of certain Oppenheimer funds; a
                                                     Chartered Financial Analyst; a Vice
                                                     President of HarbourView; prior to
                                                     March, 1996 he was an equity
                                                     portfolio manager for Panorama
                                                     Series Fund, Inc. and other mutual
                                                     funds and pension accounts managed
                                                     by G.R. Phelps.

James C. Swain, Vice
Chairman of the Board                                Chairman, CEO and Trustee, Director
                                                     or Managing Partner of the Denver-
                                                     based Oppenheimer  funds;
                                                     President and a Director of
                                                     Centennial; formerly President and
                                                     Director of OAMC, and Chairman of
                                                     the Board of SSI.

James Tobin,
Vice President                                       None.

Jay Tracey,
Vice President                                       Vice President of the Manager; Vice
                                                     President and Portfolio Manager of
                                                     Oppenheimer Discovery Fund,
                                                     Oppenheimer Global Emerging Growth
                                                     Fund and Oppenheimer Enterprise
                                                     Fund.  Formerly Managing Director of
                                                     Buckingham Capital Management.


                                                       C-16




Gary Tyc, Vice
President, Assistant
Secretary and
Assistant Treasurer                                  Assistant Treasurer of the
                                                     Distributor and SFSI.



Ashwin Vasan,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Dorothy Warmack,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Jerry A. Webman,
Senior                                               Vice President  Director of
                                                     New  York-based  tax-exempt
                                                     fixed  income   Oppenheimer
                                                     funds;   Formerly  Managing
                                                     Director  and  Chief  Fixed
                                                     Income     Strategist    at
                                                     Prudential Mutual Funds.


                                                       C-17




Christine Wells,
Vice President                                       None.

Kenneth B. White,
Vice President                                       An officer and/or portfolio manager
                                                     of certain Oppenheimer funds; a
                                                     Chartered Financial Analyst; Vice
                                                     President of HarbourView; prior to
                                                     March, 1996 he was an equity
                                                     portfolio manager for Panorama
                                                     Series Fund, Inc. and other mutual
                                                     funds and pension funds managed by
                                                     G.R. Phelps.

William L. Wilby,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     HarbourView.

Carol Wolf,
Vice President                                        An officer and/or
                                                     portfolio manager of certain
                                                     Oppenheimer funds; Vice President of
                                                     Centennial; Vice President, Finance
                                                     and Accounting and member of the
                                                     Board of Directors of the Junior
                                                     League of Denver, Inc.


                                                       C-18




Robert G. Zack, Senior
Vice President and
Assistant                                            Secretary Associate General
                                                     Counsel  of  the   Manager;
                                                     Assistant  Secretary of the
                                                     Oppenheimer          funds;
                                                     Assistant Secretary of SSI,
                                                     SFSI;  an  officer of other
                                                     Oppenheimer funds.

Arthur J. Zimmer,
Vice President                                        An
                                                     officer  and/or   portfolio
                                                     manager      of     certain
                                                     Oppenheimer   funds;   Vice
                                                     President of Centennial.

     The Oppenheimer Funds include the New York-based Oppenheimer Funds , the Denver-based Oppenheimer Funds, and the Rochester- based Oppenheimer Funds, set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer  Asset  Allocation  Fund  Oppenheimer   California   Municipal  Fund
Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Global Emerging Growth Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer New York Municipal Fund

Oppenheimer Fund

{* 10 moved from here; text not shown}

{* 11 moved from here; text not shown}

{* 12 moved from here; text not shown}
Oppenheimer  Series Fund, Inc.
Oppenheimer  Capital Appreciation Fund
Oppenheimer Municipal Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Denver-based Oppenheimer Funds
------------------------------
{* 8 moved from here; text not shown} Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Daily Cash Accumulation Fund, Inc. ** 8 Oppenheimer Cash Reserves {* 9 moved from here; text not shown} Oppenheimer Champion Income Fund Oppenheimer Equity Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Strategic Income Fund Oppenheimer Strategic Income & Growth Fund Oppenheimer Municipal Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds

Panorama Series Fund, Inc.
** 9 The New York Tax-Exempt Income Fund, Inc.

Quest and Rochester-based Oppenheimer Funds
-------------------------------------------
** 10 Oppenheimer Quest Global Value Fund, Inc.
** 11 Oppenheimer Quest Value Fund, Inc.

** 12 Oppenheimer Quest for Value Funds
Bond Fund Series - Oppenheimer Bond Fund For Growth
Rochester Fund Municipals
Rochester Portfolio Series - Limited Term New York Municipal Fund

     The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer Real Asset Management, Inc., MultiSource Services, Inc. and Oppenheimer Real Asset Management, Inc. is 3410 South Galena Street, Denver, Colorado 80231.

     The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 29.          Principal Underwriter
--------          ---------------------

     (a) OppenheimerFunds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

     (b) The directors and officers of the Registrant's principal underwriter are:

                                          Positions and
Name & Principal                          Positions & Offices                   Offices with
Business Address                          with Underwriter                      Registrant
----------------                          -------------------                   -------------

George Clarence Bowen+                    Vice President                        Vice President and
                                                                                Treasurer of the New

                                                       C-21




                                                                                York-based Oppenheimer
                                                                                funds/ Vice President,
                                                                                Secretary and Treasurer
                                                                                of the Denver-based
                                                                                Oppenheimer funds

Julie Bowers                              Vice President                        None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                          Vice President                        None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce*                            Senior Vice                           None
President -
Director - Financial
Institution Div.

Robert Coli                               Vice President                        None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins                         Vice President                        None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Bill Coughlin                             Vice President                        None

3425-1/2 Irving Avenue So.
Minneapolis, MN  55408

Mary Crooks+                              Senior Vice                           None
                                          President

E. Drew Devereaux ++                      Assistant                             None
                                          Vice President

Andrew John Donohue*                      Executive Vice                        Secretary of the New
                                          President, General                    York-based Oppenheimer
                                          Counsel and Director                  funds/Vice President of
                                                                                the Denver-based
                                                                                Oppenheimer funds

{* 13 moved from here; text not shown}

                                                       C-22






Wendy H. Ehrlich                          Vice President                        None
4 Craig Street
Jericho, NY 11753

Kent Elwell                               Vice President                        None
41 Craig Place
Cranford, NJ  07016

John Ewalt                                Vice President                        None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*                        Vice President                        None
                                          & Secretary

Mark Ferro                                Vice President                        None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding++                      Vice President;                       None
                                          Chairman: Rochester
                                          Division

Reed F. Finley                            Vice President -                      None

320 E. Maple, Ste. 254                    Financial
Birmingham, MI  48009                     Institution Div.

Wendy Fishler*                            Vice President -                      None
                                          Financial
                                          Institution Div.

Ronald R. Foster                          Senior Vice President                 None
 139 Avant Lane
Cincinnati, OH  45249

Patricia Gadecki                          Vice President                        None
3906 Americana Drive
Tampa, FL  3334


                                                       C-23




Luiggino Galletto                         Vice President                        None

{* 14 moved from here; text not shown}

10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                                Vice President -                      None
5506 Bryn Mawr                            Financial
Dallas, TX 75209                          Institution Div.

Ralph Grant*                              Vice President/                       None
                                          National Sales
                                          Manager - Financial
                                          Institution Div.

Sharon Hamilton                           Vice President                        None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277



Mark D. Johnson                           Vice President                        None
7512 Cromwell Dr. Apt 1
Clayton, MO  63105

Michael Keogh*                            Vice President                        None

Richard Klein                             Vice President                        None

4820 Fremont Avenue  So.
Minneapolis, MN  55409

Ilene Kutno*
                                          Vice President -                      None
                                          Director -
                                          Regional Sales

Wayne A. LeBlang                          Senior Vice -                         None
23 Fox Trail                              President - Director
Lincolnshire, IL 60069                    Eastern Division

Dawn Lind                                 Vice President -                      None
7 Maize Court                             Financial Institution
Melville, NY 11747                        Division


                                                       C-24




James Loehle                              Vice President                        None
30 John Street
Cranford, NJ  07016

John McDonough                            Vice President                        None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Laura Mulhall*                            Senior Vice                           None
                                          President - Director
                                          of Key Accounts

Timothy G. Mulligan++                     Vice President                        None

Charles Murray                            Vice President                        None
50 Deerwood Drive
Littleton, CO 80127

Wendy Murray                              Vice President                        None
114-B Larchmont Acres W.
Larchmont, NY  10538

Joseph Norton                             Vice President                        None
 2518 Fillmore Street
** 13 Apt.  1
San Francisco, CA   94115

Patrick Palmer                            Vice President                        None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Randall Payne                             Vice President -                      None
1307 Wandering Way Dr.                    Financial Institution
Charlotte, NC 28226                       Division

Gayle Pereira                             Vice President                        None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit                         Vice President                        None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                             Vice President                        None
 1777 Larimer St. #807
 Denver, CO  80202

Tilghman G. Pitts, III*                   Chairman                              None
                                          & Director

                                                       C-25




Elaine Puleo*                             Vice President -                      None
                                          Financial Institution
                                          Div., Director -
                                          Key Accounts

Minnie Ra                                 Vice President -                      None
 0895 Thirty-First Ave.                   Financial Institution
 Apt. 4                                   Division
 San Francisco, CA 94121

Michael Raso                              Vice President                        None
30 Hommocks Road
** 14 Apt.  30
Larchmont, NY  10538

John C. Reinhardt ++                      Vice President                        None

Ian Robertson                             Vice President                        None
4204 Summit  Way
Marietta, GA 30066

Michael S. Rosen++                        Vice President,                       None
                                          President: Rochester
                                          Division

Kenneth Rosenson                          Vice President                        None
3802 Knickerbocker Place
Apt. 3D
Indianapolis, IN  46240

James Ruff*                               President                             None

Timothy Schoeffler                        Vice President                        None
 1717 Fox Hall Road
 Washington, DC  20007

Mark Schon                                Vice President                        None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino                         Vice President                        None
 3114 Hickory Run
                               Sugarland, TX 77479

Robert Shore                              Vice President -                      None
26 Baroness Lane                          Financial Institution
Laguna Niguel, CA 92677                   Division

                                                       C-26







Peggy Spilker ++                          Vice President                        None

Michael Stenger                           Vice President                        None
 8572 Saint Ives Place
Cincinnati, OH   45255

George Sweeney                            Vice President                        None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum                      Vice President                        None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas                           Vice President -                      None
111 South Joliet Circle                   Financial Institution
#304                                      Division
Aurora, CO  80112

Philip  Trimble                           Vice President                        None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+                            Assistant Treasurer                   None

Mark Stephen Vandehey+                    Vice President                        None


*  Two World Trade Center, New York, NY 10048-0203
+  3410 South Galena St., Denver, CO 80231
++ 350 Linden Oaks, Rochester, NY  14625-2807 (the "Rochester Division")

         (c)      Not applicable.

Item 30.          Location of Accounts and Records
--------          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 3410
South Galena Street, Denver, Colorado 80231.

Item 31.          Management Services
--------          -------------------

         Not applicable.

Item 32.          Undertakings
--------          ------------

         (a)      Not applicable.

         (b)       Not
applicable.

         (c)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of December, 1996.

                                            OPPENHEIMER ENTERPRISE FUND

                                            By: /s/ Bridget A. Macaskill*
                                            -------------------------------
                                            Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                           Title                                Date
----------                                           -----                                ----
/s/ Leon Levy*                                       Chairman of the                      December 17, 1996
--------------                                       Board of Trustees
Leon Levy

/s/ Bridget A. Macaskill*                            President (Principal                 December 17, 1996
------------------------                             Executive Officer)
Bridget A. Macaskill                                 and Trustee

/s/ Donald W. Spiro*                                 Trustee                              December 17, 1996
--------------------
Donald W. Spiro

/s/ George Bowen*                                    Treasurer and                        December 17, 1996
-----------------                                    Principal Financial
George Bowen                                         and Accounting
                                                     Officer

/s/ Robert G. Galli*                                 Trustee                              December 17, 1996
--------------------
Robert G. Galli

/s/ Benjamin Lipstein*                               Trustee                              December 17, 1996
----------------------
Benjamin Lipstein

/s/ Kenneth A. Randall*                              Trustee                              December 17, 1996
-----------------------
Kenneth A. Randall






/s/ Sidney M. Robbins*                               Trustee                              December 17, 1996
----------------------
Sidney M. Robbins

/s/ Russell S. Reynolds, Jr.*                        Trustee                              December 17, 1996
-----------------------------
Russell S. Reynolds, Jr.

/s/ Pauline Trigere*                                 Trustee                              December 17, 1996
--------------------
Pauline Trigere

/s/ Elizabeth B. Moynihan*                           Trustee                              December 17, 1996
--------------------------
Elizabeth B. Moynihan

/s/ Clayton K. Yeutter*                              Trustee                              December 17, 1996
-----------------------
Clayton K. Yeutter

/s/ Edward V. Regan*                                 Trustee                              December 17, 1996
--------------------
Edward V. Regan


*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                           OPPENHEIMER ENTERPRISE FUND

                         Post-Effective Amendment No. 2

                            Registration No. 33-58343


                                  EXHIBIT INDEX


Form N-1A
Item No.                       Description
---------                      -----------

24(b)(4)(i)                    Specimen Class A Share Certificate

24(b)(4)(ii)                   Specimen Class B Share Certificate

24(b)(4)(iii)                  Specimen Class C Share Certificate

24(b)(11)                      Independent Auditors' Consent

24(b)(16)                      Performance Data Computation Schedule

24(b)(17)(i)                   Financial Data Schedule For Class A Shares

24(b)(17)(ii)                  Financial Data Schedule for Class B Shares

24(b)(17)(iii)                 Financial Data Schedules for Class C Shares